                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible and High
                                                  Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville,
                                        Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC
                                       2020 Calamos Court
                                       Naperville, Illinois 60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: November 1, 2005 through October 31, 2006

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(INSERT FINANCIAL STATEMENTS HERE)

                                    (GRAPHIC)

                               CALAMOS(R) CONVERTIBLE AND HIGH INCOME FUND (CHY)
                                                  ANNUAL REPORT OCTOBER 31, 2006

                                                   (CALAMOS INVESTMENTS(R) LOGO)

Managing Your Calamos Funds Investments

CALAMOS INVESTMENTS offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

GO PAPERLESS!

SIGN UP FOR E-DELIVERY

It's convenient, it's timely and it helps reduce mailbox clutter.

You can view shareholder communications, including fund prospectuses, annual reports and proxy statements online long before the printed publications would have arrived by traditional mail.

Simply visit WWW.CALAMOS.COM and sign up for e-delivery.

STAY CONNECTED@CALAMOS.COM

Visit WWW.CALAMOS.COM for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE

800.823.7386 Through a single toll-free number, Calamos 24-hour shareholder assistance is fast and easy.

               -    Get fund prices and account balances

               -    Review recent transactions

               -    Order statements, literature and more

PERSONAL ASSISTANCE

800.582.6959 Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

YOUR FINANCIAL ADVISOR

               We encourage you to talk to your financial advisor to determine how CALAMOS INVESTMENTS can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Economic and Market Review ................................................    3
Investment Team Interview .................................................    4
Schedule of Investments ...................................................    8
Statement of Assets and Liabilities .......................................   17
Statement of Operations ...................................................   18
Statements of Changes In Net Assets .......................................   19
Notes to Financial Statements .............................................   20
Financial Highlights ......................................................   26
Report of Independent Registered Public Accounting Firm ...................   27
Tax Information ...........................................................   28
Trustee Approval of Management Agreement ..................................   29
Trustees & Officers .......................................................   32
Other Information .........................................................   34
About Closed-End Funds ....................................................   37
Leverage ..................................................................   38
Level Rate Distribution Policy and Automatic Dividend Reinvestment Plan ...   39
The Calamos Investments Advantage .........................................   40
Calamos Closed-End Funds ..................................................   41

                         (PHOTO OF JOHN P. CALAMOS, SR.)

Letter To Shareholders

Dear Fellow Shareholders:

We are pleased to submit to you our annual report for the year ended October 31, 2006. As always, we value and look forward to the opportunity to communicate with you.

At CALAMOS INVESTMENTS, we view our communication with you as vitally important, so we encourage you to review this report carefully. Inside, you will find investment team commentary, share price and NAV performance, fund sector allocation, fund holdings and financial highlights regarding your Calamos closed-end fund. We hope that you find this report both informative and relevant to your investment needs, and we welcome your feedback.

For information about your fund throughout the year, we invite you to visit our website at www.calamos.com. There, you can find the most up-to-date fund information. To help you interpret the big picture, we also post monthly manager commentaries, which provide our latest economic and market outlook.

It has been an exciting year for the CALAMOS INVESTMENTS closed-end funds. All four funds delivered strong positive performance while continuing to provide a stable monthly distribution to shareholders. In June, we initiated a secondary offering of Convertible and High Income Fund (the "Fund") and were pleased to provide investors with another opportunity to invest in the Fund, which we believe is a strong complement to the fixed-income portion of an investor's asset allocation. With its structure that combines convertible and high-yield securities, the Fund is designed to be less susceptible to rising interest rates than many traditional fixed-income closed-end funds. Our focus on risk management, our success at blending asset classes, and our long history of research expertise in lower-rated securities all aim to benefit the Fund and its investors over the long term. For the 12-month period ended October 31, 2006, the Fund delivered an NAV return of 12.16% and a market price return of 20.88%.

At Calamos, one of our key tenets is to maximize risk-adjusted return. One way to improve total return is to reduce expenses, and one way you can help us reduce expenses is to sign up for e-delivery by visiting our website and clicking on the "Go Paperless!" link. By doing so, you will be able to view important shareholder communications online--including fund prospectuses, shareholder reports and proxy statements--long before the printed publications would have arrived by traditional mail.

We are firm believers in remaining positioned for the long term and have long recognized the impossibility of predicting the exact timing of market shifts. Accordingly, we continue to position our portfolios ahead of events and market turns rather than trying to chase them. Based on our view that the economy is in a period of mid-cycle slowdown, which we explain at greater length in the "Economic and Market Review" that follows, we are emphasizing investments in companies with quality characteristics-- such as low debt, high return on invested capital, capable management and well-planned business strategies.


                                             Convertible and High Income Fund
                                         Letter to Shareholders ANNUAL REPORT  1

Letter to Shareholders

If you have any questions regarding your investment, you can contact your financial advisor or contact a Calamos Client Service Representative at 800.582.6959, Monday through Friday, 8:00 a.m. to 6:00 p.m. (Central time).

As always, we thank you for your continued trust and the opportunity to help you achieve your financial goals.

Sincerely,


/s/ JOHN P. CALAMOS, SR.
----------------------------------------
JOHN P. CALAMOS, SR.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

This report is presented for informational purposes and should not be considered investment advice.

   Convertible and High Income Fund
2  ANNUAL REPORT Letter to Shareholders

Economic And Market Review

     For the latest market and economic outlook, please visit our website at www.calamos.com and select the "Individual Investors" button.

Mid-cycle slowdowns are typically characterized by a number of factors, most of which are present today:

-    An end to Fed rate hikes

-    Moderations of energy prices

-    Slowing in the housing market

-    Increasing market volatility

-    Moderation of consumer spending

-    Declining commodity prices

Historically, mid-cycle slowdowns have been accompanied by a shift in market leadership from cyclical investments to growth-oriented investments. Across the Calamos Funds, we are favoring companies we believe have good prospects for sustainable growth and reduced sensitivity to the economy. Our investment discipline and outlook have led us to a number of traditional large-cap growth companies trading at prices we believe are very attractive relative to the broad market and historical values.

During the 12-month period ended October 31, 2006, market participants found themselves distracted by crosscurrents of economic data. In the United States, declines in gross domestic product growth, sliding home prices and rising--though modest-- inflation troubled investors. Yet, there was better news as well. The Fed paused its rate tightening in August, improving sentiment somewhat. And despite OPEC's decision to reduce oil supplies, gasoline prices dropped. Furthermore, corporate earnings and balance sheets remained strong.

Broadly, stocks advanced in the U.S. market, with the S&P 500 Index1 rising 16.34% for the 12-month period. This solid return was achieved at a pace that was far from consistent. After a slow summer, a substantial portion of the S&P 500 Index's performance was earned during the final three months of the period. And, not all stocks were equally rewarded, as growth-oriented stocks trailed value and cyclical issues.

International stocks performed with even greater strength and the MSCI EAFE(R) Index2 gained 28.04% for the 12-month period. Meanwhile, convertible securities and high-yield issues participated in the rise of the equity markets. The Value Line Convertible Index3 returned 10.43% for the 12-month period and the CS High Yield Index4 returned 10.29% for the 12-month period.

We believe the U.S. economy--while remaining fundamentally strong--is in the midst of a mid-cycle slowdown. The current environment draws parallels to other mid-cycle slowdowns, including those of the mid-1960s, mid-1980s, and mid-1990s. In each of these periods, the Fed initiated an interest rate tightening campaign that caused a slowdown, first in the investment markets and then in the economy as reflected by waning gross domestic product (GDP) growth. Although no one can predict where a change in the economy will occur, each of these past economic slowdowns was followed by a solid upswing in the markets driven by securities in traditional, stable-growth companies. Accordingly, we believe that the current mid-cycle slowdown can bring considerable opportunity for long-term investors such as ourselves.

Although we do believe the U.S. economy is in the middle of a slowdown, we do not believe a recession is imminent. With three consecutive pauses, we believe the Fed is near or at the end of its tightening phase, and this could serve as a catalyst for stronger growth going forward. Even though gross domestic product growth has declined from the levels achieved during the economic expansion, we believe growth remains respectable and is consistent with what we expect in a period of mid-cycle slowdown. Moreover, our constructive outlook is supported by the current strength in corporate balance sheets and earnings. And, with corporations having cash to spend, we believe that corporate spending will provide the fuel for economic growth. While gasoline prices remain high, they have dropped considerably; this decline, along with increases to wages, could spur increased consumer spending, which we believe will remain helpful for the economy.

As always, we are firm believers in remaining positioned for the long term and we have long recognized the impossibility of predicting the exact timing of market shifts. And, as always, we continue to position our portfolios ahead of events and market turns rather than trying to chase them. Based on our view that the economy is in a period of mid-cycle slowdown, we're emphasizing investments in companies with higher-quality characteristics such as low debt, and high return on invested capital, capable management and well-planned business strategies.

This report is presented for informational purposes and should not be considered investment advice.


                                             Convertible and High Income Fund
                                     Economic and Market Review ANNUAL REPORT  3

INVESTMENT TEAM INTERVIEW

In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers, John P. Calamos, Sr. and Nick P. Calamos, reviews the Fund's market period ended October 31, 2006.

                          AVERAGE ANNUAL TOTAL RETURN*

                       COMMON SHARES - INCEPTION 05/28/03

                             SINCE
                 1 YEAR   INCEPTION**
                 ------   -----------
On Share Price   20.88%      13.59%
On NAV           12.16       11.98

* Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.

**   Annualized since inception.

DISTRIBUTION HISTORY
(LATEST 12 MONTHS)

DATE PAID   PER SHARE
---------   ---------
October     $0.1219
September    0.1219
August       0.1219
July         0.1219
June         0.1219
May          0.1219
April        0.1219
March        0.1219
February     0.1219
January      0.2139
December     0.1219
November     0.1219

Monthly distributions are from net investment income, short-term capital gains, and/or long-term capital gains. For more details please go to the Tax Center located at www.calamos.com.

Q. HOW DID THE FUND PERFORM OVER THE REPORTING PERIOD?

A. As you know, Calamos Convertible and High Income Fund (CHY) offers investors an enhanced fixed-income strategy focused on delivering an attractive income stream with the potential for capital gains. The types of bonds that the Fund typically holds (high-yield corporate and convertible securities) have different characteristics than traditional bonds, providing an attractive complement to a standard fixed-income allocation. As a result of its allocation, the NAV of the Fund typically performs well in periods marked by economic expansion, as convertible and high-yield bonds tend to be economically sensitive compared with high-quality bonds, which are often more sensitive to changes in interest rates. This distinction was especially clear during the first calendar quarter of 2006, when traditional bonds experienced negative returns while equity-sensitive high-yield and convertible bonds enjoyed gains. It is also worth noting that since the Fund's Fund can further diversify the income-focused portion of an investor's asset allocation.

Based on performance results, the Fund's investment strategy proved its effectiveness these past 12 months. The Fund finished strong for the annual period ended October 31, 2006. Its underlying portfolio (as represented by net asset value or NAV) returned 12.16% during the 12-month period, while the compares with a return of 10.29% for the CS High Yield Index. In addition, the Fund has maintained a stable distribution of at least $0.1219 per share since August 2003.

SINCE INTERCEPTION NAV AND MARKET PRICE HISRORY

                               (PERFORMANCE GRAPH)

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 5/28/2003     14.325     15.000
 5/29/2003     14.325     15.530
 5/30/2003     14.300     15.620
  6/2/2003     14.320     15.500
  6/3/2003     14.290     15.660
  6/4/2003     14.340     15.400
  6/5/2003     14.360     15.440
  6/6/2003     14.370     15.500
  6/9/2003     14.350     15.390
 6/10/2003     14.350     15.470
 6/11/2003     14.400     15.500
 6/12/2003     14.410     15.580
 6/13/2003     14.410     15.480
 6/16/2003     14.450     15.500
 6/17/2003     14.480     15.450
 6/18/2003     14.500     15.450
 6/19/2003     14.450     15.460
 6/20/2003     14.450     15.500
 6/23/2003     14.400     15.390
 6/24/2003     14.370     15.200
 6/25/2003     14.370     15.200
 6/26/2003     14.380     15.250
 6/27/2003     14.370     15.340
 6/30/2003     14.370     15.300
  7/1/2003     14.350     15.240
  7/2/2003     14.400     15.250
  7/3/2003     14.390     15.300
  7/7/2003     14.430     15.350

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
  7/8/2003     14.470     15.380
  7/9/2003     14.460     15.320
 7/10/2003     14.440     15.320
 7/11/2003     14.460     15.400
 7/14/2003     14.490     15.390
 7/15/2003     14.470     15.390
 7/16/2003     14.430     15.170
 7/17/2003     14.380     15.250
 7/18/2003     14.410     15.290
 7/21/2003     14.400     15.130
 7/22/2003     14.410     15.030
 7/23/2003     14.410     15.150
 7/24/2003     14.340     15.190
 7/25/2003     14.360     15.130
 7/28/2003     14.370     15.040
 7/29/2003     14.320     14.920
 7/30/2003     14.250     14.990
 7/31/2003     14.120     14.870
  8/1/2003     14.050     15.040
  8/4/2003     14.030     15.010
  8/5/2003     13.940     14.700
  8/6/2003     13.900     14.710
  8/7/2003     13.880     14.990
  8/8/2003     13.870     15.000
 8/11/2003     13.900     14.990
 8/12/2003     13.880     15.030
 8/13/2003     13.830     14.950
 8/14/2003     13.660     14.930
 8/15/2003     13.670     14.900
 8/18/2003     13.700     14.860
 8/19/2003     13.780     14.800
 8/20/2003     13.890     14.810
 8/21/2003     13.930     14.870
 8/22/2003     13.940     14.870
 8/25/2003     13.940     14.720
 8/26/2003     13.970     14.730
 8/27/2003     14.010     14.900
 8/28/2003     14.070     14.800
 8/29/2003     14.120     14.870
  9/2/2003     14.210     14.990
  9/3/2003     14.280     14.970
  9/4/2003     14.320     14.920
  9/5/2003     14.320     15.000
  9/8/2003     14.370     14.980

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
  9/9/2003     14.370     15.010
 9/10/2003     14.340     15.030
 9/11/2003     14.340     15.120
 9/12/2003     14.360     15.250
 9/15/2003     14.370     15.200
 9/16/2003     14.270     15.060
 9/17/2003     14.300     15.030
 9/18/2003     14.360     15.050
 9/19/2003     14.390     15.080
 9/22/2003     14.380     15.100
 9/23/2003     14.390     15.050
 9/24/2003     14.360     15.020
 9/25/2003     14.370     14.990
 9/26/2003     14.330     15.090
 9/29/2003     14.380     15.080
 9/30/2003     14.400     15.250
 10/1/2003     14.480     15.290
 10/2/2003     14.500     15.320
 10/3/2003     14.550     15.420
 10/6/2003     14.580     15.430
 10/7/2003     14.630     15.490
 10/8/2003     14.650     15.540
 10/9/2003     14.680     15.530
10/10/2003     14.720     15.620
10/13/2003     14.750     15.700
10/14/2003     14.770     15.720
10/15/2003     14.690     15.590
10/16/2003     14.750     15.700
10/17/2003     14.730     15.830
10/20/2003     14.760     15.860
10/21/2003     14.770     15.800
10/22/2003     14.740     15.550
10/23/2003     14.690     15.670
10/24/2003     14.660     15.670
10/27/2003     14.670     15.790
10/28/2003     14.730     15.850
10/29/2003     14.720     15.880
10/30/2003     14.760     15.890
10/31/2003     14.800     16.000
 11/3/2003     14.810     15.950
 11/4/2003     14.840     15.810
 11/5/2003     14.840     15.940
 11/6/2003     14.840     15.890
 11/7/2003     14.860     16.040

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
11/10/2003     14.850     16.080
11/11/2003     14.820     16.140
11/12/2003     14.890     16.380
11/13/2003     14.780     16.230
11/14/2003     14.750     16.210
11/17/2003     14.710     15.990
11/18/2003     14.690     16.150
11/19/2003     14.720     15.950
11/20/2003     14.740     15.720
11/21/2003     14.740     15.900
11/24/2003     14.790     15.950
11/25/2003     14.880     16.100
11/26/2003     14.890     16.320
11/28/2003     14.930     16.400
 12/1/2003     14.980     16.210
 12/2/2003     15.080     16.480
 12/3/2003     15.120     16.400
 12/4/2003     15.170     16.400
 12/5/2003     15.200     16.550
 12/8/2003     15.170     16.670
 12/9/2003     15.130     16.600
12/10/2003     14.930     16.640
12/11/2003     14.950     16.450
12/12/2003     14.940     16.590
12/15/2003     14.920     16.640
12/16/2003     14.940     16.310
12/17/2003     14.970     16.420
12/18/2003     15.030     16.740
12/19/2003     15.060     16.650
12/22/2003     15.120     16.780
12/23/2003     15.120     16.630
12/24/2003     15.160     16.910
12/26/2003     15.150     16.950
12/29/2003     15.040     16.880
12/30/2003     15.070     16.960
12/31/2003     15.090     16.790
  1/2/2004     15.090     16.510
  1/5/2004     15.250     16.640
  1/6/2004     15.350     16.630
  1/7/2004     15.410     16.710
  1/8/2004     15.490     16.780
  1/9/2004     15.530     16.760
 1/12/2004     15.500     17.000
 1/13/2004     15.500     17.080

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 1/14/2004     15.510     17.000
 1/15/2004     15.510     17.050
 1/16/2004     15.560     16.940
 1/20/2004     15.600     16.860
 1/21/2004     15.680     17.070
 1/22/2004     15.720     17.100
 1/23/2004     15.670     17.060
 1/26/2004     15.680     17.040
 1/27/2004     15.670     16.900
 1/28/2004     15.590     16.950
 1/29/2004     15.520     16.990
 1/30/2004     15.430     16.980
  2/2/2004     15.410     16.850
  2/3/2004     15.370     16.990
  2/4/2004     15.280     16.880
  2/5/2004     15.220     16.910
  2/6/2004     15.260     17.050
  2/9/2004     15.310     17.040
 2/10/2004     15.330     17.040
 2/11/2004     15.280     16.960
 2/12/2004     15.270     16.830
 2/13/2004     15.270     16.780
 2/17/2004     15.310     16.620
 2/18/2004     15.310     16.510
 2/19/2004     15.280     16.310
 2/20/2004     15.230     16.050
 2/23/2004     15.220     15.600
 2/24/2004     15.180     15.680
 2/25/2004     15.190     16.220
 2/26/2004     15.200     16.180
 2/27/2004     15.280     16.350
  3/1/2004     15.330     16.260
  3/2/2004     15.320     15.990
  3/3/2004     15.310     16.100
  3/4/2004     15.320     16.100
  3/5/2004     15.410     16.350
  3/8/2004     15.380     16.450
  3/9/2004     15.380     16.250
 3/10/2004     15.320     16.300
 3/11/2004     15.150     16.180
 3/12/2004     15.170     16.400
 3/15/2004     15.110     16.350
 3/16/2004     15.110     16.240
 3/17/2004     15.130     16.170

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 3/18/2004     15.140     16.150
 3/19/2004     15.130     16.170
 3/22/2004     15.100     16.090
 3/23/2004     15.070     16.050
 3/24/2004     15.050     15.950
 3/25/2004     15.060     16.050
 3/26/2004     15.090     16.400
 3/29/2004     15.160     16.400
 3/30/2004     15.200     16.410
 3/31/2004     15.250     16.480
  4/1/2004     15.260     16.770
  4/2/2004     15.180     16.690
  4/5/2004     15.230     16.310
  4/6/2004     15.300     16.100
  4/7/2004     15.310     16.160
  4/8/2004     15.290     16.420
 4/12/2004     15.300     16.500
 4/13/2004     15.110     16.070
 4/14/2004     15.060     15.540
 4/15/2004     15.070     15.370
 4/16/2004     15.110     15.490
 4/19/2004     15.090     15.600
 4/20/2004     15.070     15.340
 4/21/2004     15.100     15.080
 4/22/2004     15.170     15.290
 4/23/2004     15.130     15.080
 4/26/2004     15.210     14.800
 4/27/2004     15.240     14.920
 4/28/2004     15.140     15.000
 4/29/2004     15.090     15.190
 4/30/2004     15.070     15.150
  5/3/2004     15.050     15.000
  5/4/2004     15.010     15.130
  5/5/2004     15.000     15.210
  5/6/2004     14.890     14.940
  5/7/2004     14.720     14.300
 5/10/2004     14.560     14.000
 5/11/2004     14.550     14.610
 5/12/2004     14.350     14.700
 5/13/2004     14.280     14.740
 5/14/2004     14.260     14.750
 5/17/2004     14.200     14.650
 5/18/2004     14.250     14.750
 5/19/2004     14.320     14.930

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 5/20/2004     14.340     14.900
 5/21/2004     14.360     15.020
 5/24/2004     14.430     14.820
 5/25/2004     14.490     15.150
 5/26/2004     14.530     15.200
 5/27/2004     14.570     15.250
 5/28/2004     14.560     15.270
  6/1/2004     14.570     15.080
  6/2/2004     14.590     15.270
  6/3/2004     14.550     15.150
  6/4/2004     14.570     15.130
  6/7/2004     14.680     15.240
  6/8/2004     14.690     15.350
  6/9/2004     14.680     15.390
 6/10/2004     14.710     15.380
 6/14/2004     14.540     15.190
 6/15/2004     14.630     15.130
 6/16/2004     14.610     15.140
 6/17/2004     14.650     15.080
 6/18/2004     14.670     15.220
 6/21/2004     14.670     15.180
 6/22/2004     14.700     15.200
 6/23/2004     14.740     15.070
 6/24/2004     14.760     15.110
 6/25/2004     14.750     15.170
 6/28/2004     14.750     15.240
 6/29/2004     14.760     15.190
 6/30/2004     14.800     15.350
  7/1/2004     14.780     15.400
  7/2/2004     14.800     15.630
  7/6/2004     14.820     15.570
  7/7/2004     14.840     15.600
  7/8/2004     14.850     15.700
  7/9/2004     14.880     15.670
 7/12/2004     14.920     15.760
 7/13/2004     14.820     15.700
 7/14/2004     14.840     15.690
 7/15/2004     14.860     15.690
 7/16/2004     14.910     15.740
 7/19/2004     14.890     15.840
 7/20/2004     14.890     15.780
 7/21/2004     14.860     15.620
 7/22/2004     14.850     15.600
 7/23/2004     14.840     15.640

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 7/26/2004     14.810     15.670
 7/27/2004     14.770     15.630
 7/28/2004     14.770     15.720
 7/29/2004     14.790     15.750
 7/30/2004     14.810     15.900
  8/2/2004     14.860     15.870
  8/3/2004     14.830     16.000
  8/4/2004     14.810     15.920
  8/5/2004     14.780     15.950
  8/6/2004     14.800     15.970
  8/9/2004     14.760     15.990
 8/10/2004     14.830     15.900
 8/11/2004     14.850     15.940
 8/12/2004     14.710     15.710
 8/13/2004     14.730     15.800
 8/16/2004     14.770     15.840
 8/17/2004     14.800     15.900
 8/18/2004     14.830     15.980
 8/19/2004     14.840     16.020
 8/20/2004     14.880     16.050
 8/23/2004     14.890     16.000
 8/24/2004     14.900     16.030
 8/25/2004     14.950     16.050
 8/26/2004     14.950     16.130
 8/27/2004     14.950     16.130
 8/30/2004     14.950     16.240
 8/31/2004     14.990     16.200
  9/1/2004     15.000     16.140
  9/2/2004     15.050     16.230
  9/3/2004     15.050     16.300
  9/7/2004     15.090     16.180
  9/8/2004     15.100     16.220
  9/9/2004     15.120     16.320
 9/10/2004     15.180     16.440
 9/13/2004     15.080     16.210
 9/14/2004     15.090     16.080
 9/15/2004     15.090     16.150
 9/16/2004     15.110     16.180
 9/17/2004     15.160     16.270
 9/20/2004     15.160     16.350
 9/21/2004     15.260     16.350
 9/22/2004     15.220     16.260
 9/23/2004     15.260     16.250
 9/24/2004     15.260     16.260

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 9/27/2004     15.240     16.190
 9/28/2004     15.270     16.220
 9/29/2004     15.260     16.160
 9/30/2004     15.280     16.200
 10/1/2004     15.310     16.260
 10/4/2004     15.320     16.300
 10/5/2004     15.340     16.490
 10/6/2004     15.370     16.450
 10/7/2004     15.360     16.460
 10/8/2004     15.360     16.510
10/11/2004     15.350     16.520
10/12/2004     15.340     16.570
10/13/2004     15.190     16.410
10/14/2004     15.160     16.490
10/15/2004     15.210     16.530
10/18/2004     15.220     16.460
10/19/2004     15.210     16.430
10/20/2004     15.180     16.440
10/21/2004     15.220     16.430
10/22/2004     15.230     16.520
10/25/2004     15.270     16.520
10/26/2004     15.310     16.600
10/27/2004     15.380     16.650
10/28/2004     15.420     16.730
10/29/2004     15.470     16.740
 11/1/2004     15.510     16.890
 11/2/2004     15.530     16.920
 11/3/2004     15.630     17.000
 11/4/2004     15.730     17.050
 11/5/2004     15.790     16.580
 11/8/2004     15.770     16.280
 11/9/2004     15.790     16.490
11/10/2004     15.720     16.320
11/11/2004     15.720     16.460
11/12/2004     15.750     16.590
11/15/2004     15.790     16.690
11/16/2004     15.790     16.720
11/17/2004     15.800     16.800
11/18/2004     15.840     16.870
11/19/2004     15.810     16.770
11/22/2004     15.850     16.760
11/23/2004     15.880     16.810
11/24/2004     15.920     16.840
11/26/2004     15.940     16.890

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
11/29/2004     15.920     16.770
11/30/2004     15.870     16.620
 12/1/2004     15.900     16.690
 12/2/2004     15.900     16.710
 12/3/2004     15.920     16.850
 12/6/2004     15.920     16.990
 12/7/2004     15.910     16.950
 12/8/2004     15.920     17.000
 12/9/2004     15.820     16.890
12/10/2004     15.830     16.740
12/13/2004     15.890     16.580
12/14/2004     15.920     16.440
12/15/2004     15.980     16.520
12/16/2004     15.990     16.590
12/17/2004     15.990     16.770
12/20/2004     16.010     16.900
12/21/2004     16.030     16.980
12/22/2004     16.040     16.970
12/23/2004     16.050     17.040
12/27/2004     16.060     17.110
12/28/2004     15.970     17.040
12/29/2004     15.980     17.080
12/30/2004     16.000     17.110
12/31/2004     16.010     17.180
  1/3/2005     16.000     17.170
  1/4/2005     15.960     17.050
  1/5/2005     15.880     16.840
  1/6/2005     15.840     16.740
  1/7/2005     15.850     16.750
 1/10/2005     15.840     16.820
 1/11/2005     15.770     16.800
 1/12/2005     15.780     16.740
 1/13/2005     15.780     16.720
 1/14/2005     15.790     16.670
 1/18/2005     15.810     16.630
 1/19/2005     15.780     16.560
 1/20/2005     15.650     16.500
 1/21/2005     15.650     16.450
 1/24/2005     15.650     16.450
 1/25/2005     15.640     16.310
 1/26/2005     15.690     16.250
 1/27/2005     15.720     16.290
 1/28/2005     15.730     16.410
 1/31/2005     15.800     16.460

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
  2/1/2005     15.830     16.520
  2/2/2005     15.860     16.570
  2/3/2005     15.870     16.700
  2/4/2005     15.940     16.820
  2/7/2005     15.960     16.920
  2/8/2005     15.980     16.940
  2/9/2005     15.930     17.000
 2/10/2005     15.830     16.910
 2/11/2005     15.880     16.780
 2/14/2005     15.930     16.670
 2/15/2005     15.940     16.560
 2/16/2005     15.970     16.360
 2/17/2005     15.950     16.310
 2/18/2005     15.930     15.960
 2/22/2005     15.870     15.550
 2/23/2005     15.900     15.970
 2/24/2005     15.940     16.090
 2/25/2005     16.020     16.150
 2/28/2005     16.000     16.120
  3/1/2005     15.990     16.160
  3/2/2005     15.970     16.200
  3/3/2005     15.970     16.140
  3/4/2005     16.040     16.180
  3/7/2005     16.100     16.230
  3/8/2005     16.090     16.220
  3/9/2005     16.000     16.040
 3/10/2005     15.880     15.750
 3/11/2005     15.900     15.510
 3/14/2005     15.900     15.360
 3/15/2005     15.880     15.200
 3/16/2005     15.770     15.040
 3/17/2005     15.730     15.280
 3/18/2005     15.700     15.130
 3/21/2005     15.620     14.990
 3/22/2005     15.550     15.000
 3/23/2005     15.430     14.720
 3/24/2005     15.480     14.990
 3/28/2005     15.480     14.830
 3/29/2005     15.390     14.970
 3/30/2005     15.360     15.290
 3/31/2005     15.370     15.300
  4/1/2005     15.360     15.150
  4/4/2005     15.330     15.210
  4/5/2005     15.390     15.230

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
  4/6/2005     15.440     15.380
  4/7/2005     15.490     15.430
  4/8/2005     15.480     15.400
 4/11/2005     15.420     15.360
 4/12/2005     15.400     15.270
 4/13/2005     15.220     15.050
 4/14/2005     15.100     14.870
 4/15/2005     14.960     14.750
 4/18/2005     14.950     14.750
 4/19/2005     15.000     14.980
 4/20/2005     15.020     14.970
 4/21/2005     15.110     15.160
 4/22/2005     15.130     15.240
 4/25/2005     15.160     15.290
 4/26/2005     15.100     15.210
 4/27/2005     15.040     15.330
 4/28/2005     15.010     15.500
 4/29/2005     15.020     15.270
  5/2/2005     15.040     15.430
  5/3/2005     15.010     15.560
  5/4/2005     15.110     15.770
  5/5/2005     15.070     15.720
  5/6/2005     15.050     15.670
  5/9/2005     15.080     15.710
 5/10/2005     15.060     15.670
 5/11/2005     14.900     15.660
 5/12/2005     14.840     15.550
 5/13/2005     14.720     15.480
 5/16/2005     14.690     15.330
 5/17/2005     14.640     15.260
 5/18/2005     14.730     15.420
 5/19/2005     14.820     15.500
 5/20/2005     14.850     15.690
 5/23/2005     14.960     15.760
 5/24/2005     14.980     15.720
 5/25/2005     15.040     15.760
 5/26/2005     15.110     15.950
 5/27/2005     15.180     16.030
 5/31/2005     15.230     16.140
  6/1/2005     15.310     16.030
  6/2/2005     15.420     15.920
  6/3/2005     15.420     16.110
  6/6/2005     15.420     16.150
  6/7/2005     15.440     16.160

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
  6/8/2005     15.420     16.210
  6/9/2005     15.400     16.170
 6/10/2005     15.420     16.200
 6/13/2005     15.300     15.950
 6/14/2005     15.370     15.970
 6/15/2005     15.400     15.980
 6/16/2005     15.440     16.060
 6/17/2005     15.460     16.170
 6/20/2005     15.440     16.230
 6/21/2005     15.450     16.210
 6/22/2005     15.430     16.240
 6/23/2005     15.400     16.360
 6/24/2005     15.380     16.340
 6/27/2005     15.390     16.350
 6/28/2005     15.420     16.380
 6/29/2005     15.430     16.350
 6/30/2005     15.450     16.380
  7/1/2005     15.470     16.480
  7/5/2005     15.510     16.580
  7/6/2005     15.480     16.670
  7/7/2005     15.460     16.720
  7/8/2005     15.520     16.760
 7/11/2005     15.610     16.760
 7/12/2005     15.700     16.830
 7/13/2005     15.560     16.540
 7/14/2005     15.570     16.560
 7/15/2005     15.580     16.560
 7/18/2005     15.590     16.490
 7/19/2005     15.610     16.550
 7/20/2005     15.650     16.610
 7/21/2005     15.600     16.480
 7/22/2005     15.660     16.590
 7/25/2005     15.660     16.530
 7/26/2005     15.680     16.420
 7/27/2005     15.710     16.520
 7/28/2005     15.760     16.600
 7/29/2005     15.760     16.730
  8/1/2005     15.750     16.680
  8/2/2005     15.790     16.680
  8/3/2005     15.800     16.670
  8/4/2005     15.790     16.590
  8/5/2005     15.730     16.370
  8/8/2005     15.700     16.400
  8/9/2005     15.730     16.590

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 8/10/2005     15.750     16.680
 8/11/2005     15.700     16.550
 8/12/2005     15.710     16.400
 8/15/2005     15.720     16.300
 8/16/2005     15.670     16.290
 8/17/2005     15.650     16.240
 8/18/2005     15.610     16.220
 8/19/2005     15.640     16.170
 8/22/2005     15.660     16.300
 8/23/2005     15.680     16.260
 8/24/2005     15.670     16.350
 8/25/2005     15.690     16.390
 8/26/2005     15.680     16.420
 8/29/2005     15.700     16.380
 8/30/2005     15.690     16.360
 8/31/2005     15.730     16.430
  9/1/2005     15.790     16.570
  9/2/2005     15.790     16.620
  9/6/2005     15.860     16.620
  9/7/2005     15.890     16.620
  9/8/2005     15.850     16.670
  9/9/2005     15.910     16.740
 9/12/2005     15.890     16.710
 9/13/2005     15.750     16.570
 9/14/2005     15.750     16.500
 9/15/2005     15.750     16.410
 9/16/2005     15.790     16.490
 9/19/2005     15.770     16.480
 9/20/2005     15.730     16.320
 9/21/2005     15.680     16.320
 9/22/2005     15.630     16.300
 9/23/2005     15.640     16.240
 9/26/2005     15.710     16.300
 9/27/2005     15.710     16.210
 9/28/2005     15.720     16.120
 9/29/2005     15.750     16.290
 9/30/2005     15.760     16.390
 10/3/2005     15.770     16.390
 10/4/2005     15.700     16.430
 10/5/2005     15.580     16.250
 10/6/2005     15.470     16.210
 10/7/2005     15.500     16.150
10/10/2005     15.440     16.220
10/11/2005     15.390     16.180

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
10/12/2005     15.160     15.630
10/13/2005     15.050     15.250
10/14/2005     15.100     15.510
10/17/2005     15.160     15.600
10/18/2005     15.130     15.540
10/19/2005     15.160     15.530
10/20/2005     15.060     15.560
10/21/2005     15.080     15.740
10/24/2005     15.160     15.800
10/25/2005     15.170     15.810
10/26/2005     15.140     15.740
10/27/2005     15.070     15.680
10/28/2005     15.100     15.690
10/31/2005     15.210     15.520
 11/1/2005     15.150     15.510
 11/2/2005     15.180     15.700
 11/3/2005     15.260     15.810
 11/4/2005     15.230     15.770
 11/7/2005     15.260     15.960
 11/8/2005     15.260     16.010
 11/9/2005     15.270     16.060
11/10/2005     15.220     16.090
11/11/2005     15.240     16.130
11/14/2005     15.110     16.000
11/15/2005     15.090     15.950
11/16/2005     15.070     15.520
11/17/2005     15.140     15.560
11/18/2005     15.190     15.630
11/21/2005     15.230     15.560
11/22/2005     15.260     15.560
11/23/2005     15.290     15.500
11/25/2005     15.300     15.520
11/28/2005     15.280     15.610
11/29/2005     15.300     15.720
11/30/2005     15.300     15.740
 12/1/2005     15.350     15.810
 12/2/2005     15.360     15.910
 12/5/2005     15.330     15.990
 12/6/2005     15.350     15.920
 12/7/2005     15.310     15.670
 12/8/2005     15.340     15.740
 12/9/2005     15.370     15.850
12/12/2005     15.390     16.030
12/13/2005     15.310     15.890

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
12/14/2005     15.370     15.820
12/15/2005     15.330     15.770
12/16/2005     15.340     15.660
12/19/2005     15.290     15.580
12/20/2005     15.290     15.550
12/21/2005     15.290     15.770
12/22/2005     15.300     15.810
12/23/2005     15.280     16.030
12/27/2005     15.230     16.030
12/28/2005     15.050     15.820
12/29/2005     15.060     15.690
12/30/2005     15.040     15.700
  1/3/2006     15.160     15.860
  1/4/2006     15.250     16.050
  1/5/2006     15.290     15.950
  1/6/2006     15.360     15.970
  1/9/2006     15.380     16.100
 1/10/2006     15.400     15.940
 1/11/2006     15.420     15.950
 1/12/2006     15.400     16.100
 1/13/2006     15.400     16.180
 1/17/2006     15.380     16.150
 1/18/2006     15.360     16.160
 1/19/2006     15.460     16.160
 1/20/2006     15.400     16.150
 1/23/2006     15.440     16.190
 1/24/2006     15.480     16.230
 1/25/2006     15.470     16.310
 1/26/2006     15.500     16.310
 1/27/2006     15.560     16.160
 1/30/2006     15.560     15.910
 1/31/2006     15.600     15.990
  2/1/2006     15.600     16.150
  2/2/2006     15.540     16.170
  2/3/2006     15.490     16.220
  2/6/2006     15.510     16.320
  2/7/2006     15.440     16.220
  2/8/2006     15.460     16.160
  2/9/2006     15.350     16.150
 2/10/2006     15.340     16.130
 2/13/2006     15.300     16.140
 2/14/2006     15.360     16.140
 2/15/2006     15.390     16.190
 2/16/2006     15.460     16.180

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 2/17/2006     15.490     16.180
 2/21/2006     15.500     16.190
 2/22/2006     15.540     16.310
 2/23/2006     15.530     16.440
 2/24/2006     15.550     16.450
 2/27/2006     15.570     16.390
 2/28/2006     15.520     16.460
  3/1/2006     15.560     16.440
  3/2/2006     15.550     16.480
  3/3/2006     15.540     16.400
  3/6/2006     15.490     16.350
  3/7/2006     15.400     16.450
  3/8/2006     15.390     16.430
  3/9/2006     15.240     16.190
 3/10/2006     15.260     16.230
 3/13/2006     15.300     16.340
 3/14/2006     15.360     16.330
 3/15/2006     15.400     16.420
 3/16/2006     15.460     16.430
 3/17/2006     15.450     16.480
 3/20/2006     15.430     16.510
 3/21/2006     15.400     16.530
 3/22/2006     15.420     16.600
 3/23/2006     15.410     16.360
 3/24/2006     15.450     16.360
 3/27/2006     15.460     16.310
 3/28/2006     15.430     16.400
 3/29/2006     15.460     16.420
 3/30/2006     15.490     16.380
 3/31/2006     15.470     16.370
  4/3/2006     15.470     16.390
  4/4/2006     15.520     16.400
  4/5/2006     15.580     16.470
  4/6/2006     15.560     16.400
  4/7/2006     15.490     16.320
 4/10/2006     15.460     16.330
 4/11/2006     15.290     16.230
 4/12/2006     15.290     16.200
 4/13/2006     15.280     16.010
 4/17/2006     15.290     15.780
 4/18/2006     15.420     15.730
 4/19/2006     15.480     15.820
 4/20/2006     15.500     15.900
 4/21/2006     15.510     15.970

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 4/24/2006     15.490     16.020
 4/25/2006     15.480     15.930
 4/26/2006     15.510     15.910
 4/27/2006     15.530     15.940
 4/28/2006     15.560     16.020
  5/1/2006     15.540     16.030
  5/2/2006     15.630     15.990
  5/3/2006     15.600     15.970
  5/4/2006     15.640     16.000
  5/5/2006     15.700     16.100
  5/8/2006     15.740     16.280
  5/9/2006     15.640     16.170
 5/10/2006     15.680     16.170
 5/11/2006     15.640     16.110
 5/12/2006     15.530     16.050
 5/15/2006     15.490     16.040
 5/16/2006     15.480     16.040
 5/17/2006     15.330     15.940
 5/18/2006     15.300     16.050
 5/19/2006     15.320     16.140
 5/22/2006     15.250     16.340
 5/23/2006     15.250     16.470
 5/24/2006     15.180     16.460
 5/25/2006     15.250     16.440
 5/26/2006     15.300     16.450
 5/30/2006     15.230     16.510
 5/31/2006     15.280     16.510
  6/1/2006     15.320     16.740
  6/2/2006     15.390     16.820
  6/5/2006     15.280     16.800
  6/6/2006     15.210     16.800
  6/7/2006     15.160     16.860
  6/8/2006     14.990     16.650
  6/9/2006     14.980     16.650
 6/12/2006     14.920     16.510
 6/13/2006     14.790     16.230
 6/14/2006     14.730     16.100
 6/15/2006     14.870     16.530
 6/16/2006     14.850     16.020
 6/19/2006     14.770     16.070
 6/20/2006     14.770     16.020
 6/21/2006     14.770     16.020
 6/22/2006     14.740     16.030
 6/23/2006     14.750     16.000

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 6/26/2006     14.770     15.910
 6/27/2006     14.740     15.870
 6/28/2006     14.740     15.940
 6/29/2006     14.900     16.050
 6/30/2006     15.040     15.990
  7/3/2006     15.060     16.100
  7/5/2006     15.000     16.100
  7/6/2006     15.010     16.060
  7/7/2006     15.000     16.100
 7/10/2006     15.000     16.100
 7/11/2006     14.910     16.030
 7/12/2006     14.860     16.090
 7/13/2006     14.800     16.050
 7/14/2006     14.760     16.000
 7/17/2006     14.720     16.000
 7/18/2006     14.700     16.020
 7/19/2006     14.820     16.040
 7/20/2006     14.840     16.100
 7/21/2006     14.790     16.020
 7/24/2006     14.870     16.080
 7/25/2006     14.900     16.090
 7/26/2006     14.950     16.100
 7/27/2006     14.940     16.100
 7/28/2006     15.010     16.090
 7/31/2006     15.030     16.110
  8/1/2006     15.010     16.140
  8/2/2006     15.080     16.200
  8/3/2006     15.100     16.220
  8/4/2006     15.150     16.320
  8/7/2006     15.130     16.290
  8/8/2006     15.140     16.410
  8/9/2006     14.990     16.210
 8/10/2006     14.970     16.130
 8/11/2006     14.950     16.230
 8/14/2006     14.980     16.210
 8/15/2006     15.070     16.240
 8/16/2006     15.150     16.300
 8/17/2006     15.160     16.380
 8/18/2006     15.160     16.460
 8/21/2006     15.130     16.450
 8/22/2006     15.110     16.410
 8/23/2006     15.110     16.310
 8/24/2006     15.110     16.340
 8/25/2006     15.120     16.460

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
 8/28/2006     15.160     16.480
 8/29/2006     15.180     16.520
 8/30/2006     15.220     16.680
 8/31/2006     15.240     16.670
  9/1/2006     15.270     16.660
  9/5/2006     15.290     16.630
  9/6/2006     15.250     16.560
  9/7/2006     15.100     16.380
  9/8/2006     15.100     16.350
 9/11/2006     15.090     16.480
 9/12/2006     15.160     16.480
 9/13/2006     15.210     16.600
 9/14/2006     15.200     16.650
 9/15/2006     15.160     16.680
 9/18/2006     15.150     16.680
 9/19/2006     15.130     16.670
 9/20/2006     15.170     16.740
 9/21/2006     15.190     16.680
 9/22/2006     15.170     16.550
 9/25/2006     15.230     16.690
 9/26/2006     15.260     16.700
 9/27/2006     15.270     16.730
 9/28/2006     15.280     16.800
 9/29/2006     15.290     16.860
 10/2/2006     15.270     16.860
 10/3/2006     15.270     16.620
 10/4/2006     15.340     16.740
 10/5/2006     15.350     16.790
 10/6/2006     15.330     16.850
 10/9/2006     15.350     16.990
10/10/2006     15.220     16.890
10/11/2006     15.220     16.850
10/12/2006     15.270     16.910
10/13/2006     15.300     16.930
10/16/2006     15.340     17.050
10/17/2006     15.330     16.960
10/18/2006     15.320     16.860
10/19/2006     15.310     16.920
10/20/2006     15.300     17.000
10/23/2006     15.320     17.000
10/24/2006     15.340     17.020
10/25/2006     15.370     17.160
10/26/2006     15.430     17.220
10/27/2006     15.400     17.070

CONVERTIBLE AND HIGH INCOME FUND
--------------------------------
   Date          NAV      Market
----------     ------     ------
10/30/2006     15.430     17.000
10/31/2006     15.440     16.980


   Convertible and High Income Fund
4  ANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

Q. WHAT MAJOR DEVELOPMENTS OCCURRED WITH THE ECONOMY AND MARKET THIS PAST YEAR, AND HOW DID THESE FACTORS AFFECT THE FUND?

A. Rising short-term interest rates were the big story through the first half of 2006, though they had little impact on the Fund's cost of leverage. Many closed-end funds leverage the portfolio by borrowing funds at very short-term rates. As short-term interest rates rise, this increases the cost of leverage and can impact the yield and total return of the portfolio. While the Fund does employ leverage in the form of preferred shares, a majority of the cost of leverage was locked in for longer periods earlier in the interest rate cycle, when rates were lower. Because the cost of leverage was locked in at longer-term fixed rates, the portfolio was not significantly affected by the rising short-term interest rates that marked 2005 and the first half of 2006.

10-YEAR TREASURY FOR THE PERIOD ENDED OCTOBER 31, 2006

                              (PERFORMANCE GRAPH)

                                10 YEAR TREASURY

Date         Market
----         ------
10/31/2005   4.57%
     11/05   4.49%
     12/05   4.39%
      1/06   4.53%
      2/06   4.55%
      3/06   4.86%
      4/06   5.07%
      5/06   5.12%
      6/06   5.15%
      7/06   4.99%
      8/06   4.74%
      9/06   4.64%
     10/06   4.61%

Source: Bloomberg

Long-term interest rates also rose over the period, with the yield on the 10-year Treasury moving from 4.57% at the beginning of the fiscal period to 5.15% in June 2006 before falling off in the third calendar quarter. Rising long-term interest rates tend to negatively affect high-quality fixed-income securities. The Fund's portfolio combines high-yield corporate bonds and convertible bonds that tend to be more economically sensitive and much less interest-rate sensitive. This was demonstrated over the period as the portfolio benefited from continued economic growth and a general rise in the equity market.

Mixed economic data stirred up investor apprehension at the start of the third calendar quarter of 2006. This anxiety spurred a continuation of the saw-toothed markets of the second quarter, when stocks would rise for a few days or weeks, only to retreat again. By the end of September, however, the landscape had significantly changed. Markets gained a degree of traction, and major stock indexes around the globe posted good gains for the quarter. Convertible and high-yield securities participated in the equity market upside during the period, earning respectable returns as well.

Despite media reports of decreased consumer spending, a downward revision of gross domestic product (GDP) growth and higher year-over-year inflation, there was considerable good news in the third quarter. The Fed's decision in August to pause its rate increases served to alleviate recession fears, and investors became cautiously hopeful of economic expansion. Corporate earnings remained robust. The release of strong consumer confidence data, in part a reaction to the continuing slide of gasoline prices, encouraged investors as well. In fact, energy prices continued to drop through October, despite OPEC's announcement contributed to a robust market with the S&P 500 rising 3.26% in October alone.


                                             Convertible and High Income Fund
                                      Investment Team Interview ANNUAL REPORT  5

Investment Team Interview

ASSET ALLOCATION

                                   (PIE CHART)

SHORT-TERM INVESTMENTS        2.0%
HIGH YIELD/CORPORATE BONDS   58.4%
CONVERTIBLE SECURITIES       39.6%

Fund asset allocations are based on total investments (excluding security lending collateral) and may vary over time.

SECTOR ALLOCATION

Consumer Discretionary       21.9%
Financials                   17.2
Industrials                  12.0
Information Technology        9.8
Energy                        9.7
Health Care                   7.1
Consumer Staples              7.0
Materials                     5.3
Utilities                     3.5
Telecommunication Services    2.2

Sector allocations are based on net assets and may vary over time.

QUALITY ALLOCATION

Weighted Average Credit Quality     BB+
AAA                                1.5%
AA                                 1.5
A                                  7.3
BBB                               17.2
BB                                30.5
B                                 29.3
CCC or below                       3.2
Not rated                          9.5

Data is based on portfolio holdings. Credit quality shown reflects the higher of the ratings of Standard & Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

Our analysis indicates that the economy is in the midst of a mid-cycle slowdown much like those of 1965, 1985-86 and 1995. However, we don't believe the risk of inflation or recession is high at this time. One significant change that occurred in past mid-cycle slowdowns was a shift from a pro-cyclical market to a more growth-oriented market. The portfolio's emphasis cyclical sectors positions it well for a rotation in market leadership to stable growth.

Q. WHAT WORKED WELL FOR THE FUND OVER THE PERIOD?

A. Both of the Fund's main asset classes (high-yield corporates and convertible bonds) posted strong positive returns for the fiscal year. The portfolio benefited from our focus on more equity-sensitive convertible securities--which performed well--reflecting the positive returns in their underlying equities. The portfolio's convertible holdings got an added boost as valuations in the convertible market continued to improve over the period. At the end of the period, the Fund's allocation was 40% in convertibles and 58% in high-yield corporates.

In June, we completed a secondary offering of CHY. We were pleased to provide investors with another opportunity to invest in the Fund. The offering, which raised $62 million, enabled the Fund to put fresh money to work at a point when we believed convertible valuations were exceptionally attractive.

From a sector standpoint, all of the portfolio's sector allocations delivered positive performance, with several of the sectors providing double-digit returns. Relative to the CS High Yield Index, security selection in financials and utilities racked up the biggest gains. Selection among larger-cap securities also proved advantageous.

Q. WHAT HAMPERED THE FUND'S PERFORMANCE?

A. Relative to the index, an underweight position and security selection within the materials and telecommunications services sectors, while positive, detracted from performance. In addition, the portfolio's higher credit quality relative to the index held back performance, as low-quality issues performed well. From a long-term risk/reward perspective, however, we believe that our rigorous credit research will benefit clients over the full course of a market cycle.

Q. THE FUND USES SWAP AGREEMENTS TO LIMIT THE INTEREST-RATE RISK OF LEVERAGE. WHAT WILL YOU DO AS THESE SWAPS ROLL OFF?

A. In order to avoid a significant impact on the portfolio, the maturities of the swap agreements have been staggered over a three-year time period. While we will continue to actively evaluate the opportunity to use swaps, given the current economic environment and the low likelihood of near-term interest rate increases, it does not appear to be advantageous to lock in rates by entering into new swap agreements. See the section titled "Leverage" to learn how the Fund uses leverage and swap agreements to enhance total return and manage interest-rate risk.


   Convertible and High Income Fund
6  ANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

(1) The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(2) The MSCI EAFE(R) Index measures developed market equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.

(3) The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market.
     Source: Russell/Mellon Analytical Services LLC.

(4) The CS High Yield Index is an unmanaged index of high yield debt securities. Source: Russell/Mellon Analytical Services LLC.

Q. WHAT IS YOUR OUTLOOK IN THE COMING YEAR AND HOW ARE YOU POSITIONING THE PORTFOLIO ACCORDINGLY?

A. We believe convertible bonds continue to offer an attractive risk/reward balance for investors. Although the convertible valuation gap has narrowed significantly this past year, we believe room for valuation improvement remains, which could continue to benefit investors. Convertible new issuance was stronger for the third quarter than it has been for much of the year, but redemptions remained fairly high. However, now that interest rates have moved away from historic lows, it is possible that companies seeking access to capital could be more inclined to consider convertible debt rather than alternatives such as straight high-yield bonds, particularly if the equity market can maintain its upward pace. We are focusing on equity-sensitive issues so that we can continue to participate in the upward movement of the stock market, of these, we're favoring higher-quality, sustainable-growth issues.

The fundamentals of the high-yield market remain solid, and we believe the market looks fairly priced: defaults are low, corporate balance sheets are sound and companies have sufficient cash on hand to service their debts. As high-yield issues are typically more economically sensitive than interest-rate sensitive, we believe these securities should benefit from continued economic growth. While remaining attuned to top-down concerns, we emphasize an issue-by-issue approach in our high-yield portfolios. We look for companies with good return on invested capital and stable or improving credit position; we also favor companies that may benefit from equity issuance or M&A activity. As in many of our other strategies, we have a bias toward sustainable growth companies over those with cyclical vulnerabilities. We are avoiding distressed issues, instead positioning our portfolios with a bias toward securities in the higher quality tiers of the high-yield universe. Given that the performance of high-yield bonds is equity sensitive, our research seeks to determine the financial strength and prospects of issuing companies--as well as catalysts for upside.

Q. ANY FINAL THOUGHTS FOR INVESTORS?

A. We are firm believers in remaining positioned for the long term and have long recognized the impossibility of predicting the exact timing of market shifts. Accordingly, we continue to attempt to position our portfolios ahead of events and market turns, rather than trying to chase them. Based on our economic outlook, we continue to emphasize investments in companies with quality hallmarks--such as strong balance sheets, capable management and well-planned business strategies. We have found many opportunities to invest in these companies at what we believe are very attractive prices. We thank you for your continued support and look forward to helping you attain your financial goals.


                                             Convertible and High Income Fund
                                      Investment Team Interview ANNUAL REPORT  7

Schedule Of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (80.8%)

                  CONSUMER DISCRETIONARY (22.3%)
$ 2,861,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                  $  2,975,440
                  Beazer Homes USA, Inc.
  9,537,000       8.375%, 04/15/12                                     9,799,267
  6,676,000       8.125%, 06/15/16@                                    6,826,210
  4,769,000       Broder Bros. Co.
                  11.250%, 10/15/10                                    4,685,542
  4,769,000       DEX Media, Inc.
                  8.000%, 11/15/13                                     4,846,496
  6,676,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                     6,959,730
                  EchoStar DBS Corp.
  6,009,000       7.125%, 02/01/16*                                    5,903,842
  1,788,000       6.625%, 10/01/14                                     1,729,890
 11,551,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                    23,294,446
  8,107,000       Expedia, Inc.*@
                  7.456%, 08/15/18                                     8,476,347
                  Ford Motor Company
  9,537,000       7.450%, 07/16/31                                     7,522,309
  7,630,000       8.625%, 11/01/10                                     7,602,166
  6,462,000       GameStop Corp.@
                  8.000%, 10/01/12                                     6,736,635
  3,815,000       General Motors Acceptance Corporation
                  6.875%, 09/15/11                                     3,845,112
                  General Motors Corp.
  6,199,000       7.200%, 01/15/11                                     5,811,562
  4,578,000       7.125%, 07/15/13@                                    4,120,200
                  Goodyear Tire & Rubber Company
  6,676,000       7.857%, 08/15/11@                                    6,492,410
  4,769,000       7.000%, 03/15/28                                     3,880,774
  3,338,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                     3,450,658
  8,870,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     8,904,504
  7,630,000       Hovnanian Enterprises, Inc.@
                  8.625%, 01/15/17                                     7,906,587
  3,815,000       IMAX Corp.@
                  9.625%, 12/01/10                                     3,567,025
  4,769,000       Interpublic Group of Companies, Inc.@
                  7.250%, 08/15/11                                     4,655,736
                  J.C.Penney Company, Inc.
  1,907,000       9.000%, 08/01/12                                     2,213,358
  1,431,000       7.650%, 08/15/16@                                    1,598,574
  4,292,000       Jarden Corp.@
                  9.750%, 05/01/12                                     4,560,250
  3,061,000       Kellwood Company
                  7.625%, 10/15/17                                     2,831,425
  4,769,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                     4,578,240
  6,676,000       Linens `n Things, Inc. @++
                  10.999%, 01/15/14                                    6,575,860

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 3,743,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                  $  3,672,819
  1,431,000       NCL Holding, ASA
                  10.625%, 07/15/14                                    1,402,380
 11,281,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                    11,633,531
    906,000       Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                                       949,035
    954,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                       973,080
  2,861,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                     2,868,153
 11,349,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                    11,124,812
    858,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                       791,505
  8,202,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                     8,037,960
  6,676,000       Warnaco Group, Inc.
                  8.875%, 06/15/13                                     7,009,800
                  Warner Music Group
  1,907,000 GBP   8.125%, 04/15/14                                     3,728,638
  1,907,000       7.375%, 04/15/14                                     1,873,628
  2,861,000       WCI Communities, Inc.@
                  6.625%, 03/15/15                                     2,346,020
    858,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                       845,130
                                                                    ------------
                                                                     229,607,086
                                                                    ------------
                  CONSUMER STAPLES (7.2%)
  1,907,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                     2,002,350
  5,246,000       Chattem, Inc.
                  7.000%, 03/01/14                                     5,127,965
  4,053,000       Chiquita Brands International, Inc.@
                  8.875%, 12/01/15                                     3,713,561
  1,755,000       Constellation Brands, Inc.
                  7.250%, 09/01/16                                     1,792,294
  5,393,000       Del Monte Foods Company
                  8.625%, 12/15/12                                     5,696,356
 10,014,000       Dole Food Company, Inc.
                  7.250%, 06/15/10                                     9,388,125
  2,154,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                    2,482,485
 12,875,000       Jean Coutu Group, Inc.
                  8.500%,08/01/14                                     12,697,969
  4,292,000       NBTY, Inc.
                  7.125%, 10/01/15                                     4,195,430
  3,815,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                     3,843,612
  6,104,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                     6,393,940
                  Reynolds American, Inc.*
  6,199,000       7.300%, 07/15/15                                     6,472,165
  3,815,000       7.625%, 06/01/16                                     4,069,754

               See accompanying Notes to Schedule of Investments.


  Convertible and High Income Fund
8 ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 1,907,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                  $  1,978,513
  3,767,000       SUPERVALU, Inc.
                  7.500%, 11/15/14                                     3,850,507
                                                                    ------------
                                                                      73,705,026
                                                                    ------------
                  ENERGY (10.6%)
  8,584,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                     8,326,480
                  Chesapeake Energy Corp.
  3,815,000       6.875%, 01/15/16@                                    3,805,462
  1,907,000       7.750%, 01/15/15                                     1,973,745
  3,767,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                     3,583,359
    773,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                       807,785
  4,769,000       Forest Oil Corp.
                  8.000%, 12/15/11                                     4,959,760
                  Giant Industries, Inc.
  5,722,000       8.000%, 05/15/14                                     6,222,675
  1,907,000       11.000%, 05/15/12@                                   2,069,095
  3,338,000       Hanover Compressor Company
                  9.000%, 06/01/14                                     3,571,660
 10,825,000       Houston Exploration Company
                  7.000%, 06/15/13                                    10,500,250
  4,411,000       Paramount Resources, Ltd.
                  8.500%, 01/31/13                                     4,438,569
  6,581,000       Petrohawk Energy Corp.
                  7.125%, 04/01/12                                     6,350,665
                  Petroleo Brasileiro, SA
  7,153,000       8.375%, 12/10/18                                     8,422,657
  4,769,000       9.125%, 07/02/13                                     5,615,497
 16,690,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                    17,490,820
  5,341,000       Superior Energy Services, Inc.*@
                  6.875%, 06/01/14                                     5,327,647
  2,861,000       Swift Energy Company
                  7.625%, 07/15/11                                     2,882,458
  6,199,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                     6,168,005
  6,628,000       Williams Companies, Inc.
                  7.750%, 06/15/31                                     6,810,270
                                                                    ------------
                                                                     109,326,859
                                                                    ------------
                  FINANCIALS (4.7%)
                  E*TRADE Financial, Corp.
  7,248,000       7.375%, 09/15/13                                     7,483,560
  5,508,000       7.875%, 12/01/15@                                    5,852,250
  1,335,000       8.000%, 06/15/11                                     1,391,737
                  Host Hotels & Resorts, Inc.
 10,491,000       7.125%, 11/01/13@                                   10,661,479
  2,003,000       9.250%, 10/01/07                                     2,073,105
 11,707,000       Leucadia National Corp.
                  7.000%, 08/15/13                                    11,838,704

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$   906,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                  $    911,663
                  Senior Housing Properties Trust
  4,769,000       8.625%, 01/15/12                                     5,162,442
  3,370,000       7.875%, 04/15/15                                     3,496,375
                                                                    ------------
                                                                      48,871,315
                                                                    ------------
                  HEALTH CARE (5.0%)
 15,522,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                   16,763,760
  4,769,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                     4,554,395
  1,907,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                     1,973,745
  2,146,000       Biovail Corp.
                  7.875%, 04/01/10                                     2,162,095
    858,000       DaVita, Inc.@
                  7.250%, 03/15/15                                       858,000
    668,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                       657,980
  4,149,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                     4,128,255
  9,633,000       Tenet Healthcare Corp.
                  9.250%, 02/01/15                                     9,187,474
  5,102,000       Valeant Pharmaceuticals International
                  7.000%, 12/15/11                                     4,923,430
  6,676,000       Vanguard Health Systems, Inc.
                  9.000%, 10/01/14                                     6,492,410
                                                                    ------------
                                                                      51,701,544
                                                                    ------------
                  INDUSTRIALS (11.7%)
  5,722,000       AMR Corp.
                  7.250%,02/05/09                                      5,793,525
  2,384,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                     2,479,360
  2,861,000       BE Aerospace, Inc.@
                  8.875%, 05/01/11                                     2,996,898
 15,260,000       CNH Global, NV
                  9.250%, 08/01/11                                    16,270,975
 15,737,000       Esterline Technologies Corp.
                  7.750%, 06/15/13                                    16,091,082
    954,000       FTI Consulting, Inc.
                  7.625%, 06/15/13                                       980,235
  3,338,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                     3,496,555
  1,431,000       GATX Corp.
                  8.875%, 06/01/09                                     1,549,306
  5,598,000       General Cable Corp.
                  9.500%, 11/15/10                                     5,989,860
  1,211,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                     1,232,193
  1,783,000       H&E Equipment Service, Inc.*
                  8.375%, 07/15/16                                     1,849,863
  2,384,000       IKON Office Solutions, Inc.
                  7.750%, 09/15/15                                     2,458,500

               See accompanying Notes to Schedule of Investments.


                                             Convertible and High Income Fund
                                         Schedule of Investments ANNUAL REPORT 9

Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 5,627,000       Interline Brands, Inc.
                  8.125%, 06/15/14                                  $  5,781,742
                  JLG Industries, Inc.
  7,248,000       8.250%, 05/01/08                                     7,537,920
  3,338,000       8.375%, 06/15/12@                                    3,538,280
  4,145,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                    4,497,325
  8,056,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                                     8,680,340
  4,912,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                     5,237,420
                  Sequa Corp.
  6,676,000       8.875%, 04/01/08                                     6,959,730
  1,907,000       9.000%, 08/01/09                                     2,021,420
                  Terex Corp.
  2,623,000       9.250%, 07/15/11                                     2,767,265
  1,807,000       7.375%, 01/15/14                                     1,843,140
  2,146,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                     2,116,493
  1,907,000       WESCO International, Inc.
                  7.500%, 10/15/17                                     1,935,605
  3,815,000       Westinghouse Air Brake Technologies
                  Corporation
                  6.875%, 07/31/13                                     3,767,312
  2,384,000       Williams Scotsman International, Inc.
                  8.500%, 10/01/15                                     2,473,400
                                                                    ------------
                                                                     120,345,744
                                                                    ------------
                  INFORMATION TECHNOLOGY (6.7%)
  6,461,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                     6,590,220
    858,000       Anixter International, Inc.
                  5.950%, 03/01/15                                       810,810
  2,613,000       Arrow Electronics, Inc.
                  6.875%, 06/01/18                                     2,705,662
    858,000       Avago Technologies*@
                  11.875%, 12/01/15                                      948,090
                  Celestica, Inc.@
  8,107,000       7.625%, 07/01/13                                     8,167,803
  3,815,000       7.875%, 07/01/11                                     3,872,225
  1,907,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                     1,904,616
  4,769,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                     5,114,800
  1,907,000 GBP   Iron Mountain, Inc.*
                  7.250%, 04/15/14                                     3,610,413
  4,769,000       NXP, BV*@
                  7.875%, 10/15/14                                     4,864,380
    405,000       Sanmina-SCI Corp.
                  8.125%, 03/01/16                                       400,444
  9,060,000       SunGard Data Systems, Inc.@
                  9.125%, 08/15/13                                     9,445,050

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$19,551,000       Xerox Corp.
                  7.625%, 06/15/13                                  $ 20,528,550
                                                                    ------------
                                                                      68,963,063
                                                                    ------------
                  MATERIALS (7.1%)
  1,192,000       Agrium, Inc.@
                  7.125%, 05/23/36                                     1,275,277
  4,769,000       Ball Corp.
                  6.875%, 12/15/12                                     4,840,535
    954,000       Crown Holdings, Inc.@
                  7.750%, 11/15/15                                       983,813
 18,140,000       Equistar Chemicals, LP
                  10.625%,05/01/11                                    19,500,500
    858,000       Gibraltar Industries, Inc.
                  8.000%,12/01/15                                        853,710
                  Ineos Group Holdings, PLC*
  5,722,000 EUR   7.875%, 02/15/16                                     7,019,996
    954,000       8.500%, 02/15/16@                                      922,995
  5,722,000       IPSCO, Inc.
                  8.750%, 06/01/13                                     6,122,540
  8,584,000       Neenah Paper, Inc.
                  7.375%, 11/15/14                                     8,197,720
  2,384,000       P.H. Glatfelter Company*
                  7.125%,05/01/16                                      2,388,930
  2,861,000       Polyone Corp.@
                  10.625%, 05/15/10                                    3,082,727
  4,769,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                     4,815,059
  1,907,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                     1,907,000
                  Union Carbide Corp.
  4,626,000       7.875%, 04/01/23                                     4,937,293
  3,100,000       7.500%, 06/01/25                                     3,345,638
  3,529,000       Westlake Chemical Corp.
                  6.625%, 01/15/16                                     3,396,662
                                                                    ------------
                                                                      73,590,395
                                                                    ------------
                  TELECOMMUNICATION SERVICES (2.9%)
  5,722,000       AT&T Corp.
                  8.000%, 11/15/31                                     7,190,523
    668,000       Citizens Communications Company@
                  9.000%, 08/15/31                                       728,955
  3,338,000       Leap Wireless International, Inc.*@
                  9.375%, 11/01/14                                     3,421,450
  3,576,000 CAD   Rogers Communications, Inc.
                  7.250%, 12/15/11                                     3,435,597
  4,292,000 CAD   Rogers Wireless, Inc.
                  7.625%, 12/15/11                                     4,210,246
  6,676,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                     6,901,201
  4,292,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                     4,141,780
                                                                    ------------
                                                                      30,029,752
                                                                    ------------

               See accompanying Notes to Schedule of Investments.


   Convertible and High Income Fund
10 ANNUAL REPORT Schedule of Investments

                                                         Schedule Of Investments

OCTOBER 31, 2006

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
                  UTILITIES (2.6%)
$ 4,769,000       Centerpoint Energy, Inc.@
                  6.850%, 06/01/15                                  $  5,092,405
    954,000       NRG Energy, Inc.
                  7.375%, 02/01/16                                       967,118
  2,012,000       Public Service Enterprise Group, Inc.
                  8.625%, 02/15/08                                     2,097,510
 12,017,000       Teco Energy, Inc.
                  7.500%, 06/15/10                                     12,647,892
  6,676,000       TXU Corp.
                  6.500%, 11/15/24                                     6,442,654
                                                                    ------------
                                                                      27,247,579
                                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $812,868,716)                                833,388,363
                                                                    ============
CONVERTIBLE BONDS (25.1%)

                  CONSUMER DISCRETIONARY (5.8%)
  7,000,000       EchoStar Communications Corp.
                  5.750%, 05/15/08                                     7,096,250
  6,500,000       Lamar Advertising Company@
                  2.875%, 12/31/10                                     8,060,000
  7,800,000       Liberty Media Corp.(Motorola, Inc.) &
                  3.500%, 01/15/31                                     8,170,500
                  Liberty Media Corp.(Sprint Corporation PCS) &
  4,142,000       3.750%, 02/15/30                                     2,609,460
  1,974,000       4.000%, 11/15/29                                     1,337,385
  6,750,000 GBP   Punch Taverns Redwood Jersey Co., Ltd.
                  5.000%, 12/14/10                                    14,536,492
                  United Auto Group, Inc.
  3,960,000       3.500%, 04/01/26*                                    4,539,150
  2,290,000       3.500%, 04/01/26                                     2,624,913
  9,000,000       Walt Disney Company@
                  2.125%, 04/15/23                                    10,271,250
                                                                    ------------
                                                                      59,245,400
                                                                    ------------
                  CONSUMER STAPLES (0.7%)
  4,750,000       Church & Dwight Co., Inc.
                  5.250%, 08/15/33                                     6,644,062
                                                                    ------------
                  ENERGY (1.1%)
  9,000,000       Helix Energy Solutions Group*
                  3.250%, 12/15/25                                    11,733,750
                                                                    ------------
                  FINANCIALS (1.8%)
  6,000,000       Deutsche Bank Luxembourg, SA
                  (USA Interactive)* ++&
                  5.689%, 05/01/12                                     7,240,800
 11,250,000       Travelers Property Casualty Corp.
                  4.500%, 04/15/32                                    11,700,000
                                                                    ------------
                                                                      18,940,800
                                                                    ------------
                  HEALTH CARE (3.7%)
  6,500,000       Advanced Medical Optics, Inc.*
                  3.250%, 08/01/26                                     6,361,875
 10,500,000       Emdeon Corp.*
                  3.125%, 09/01/25                                    10,224,375

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
$10,500,000       Health Management Associates, Inc.
                  1.500%, 08/01/23                                  $ 10,670,625
  1,660,000       Valeant Pharmaceuticals International
                  3.000%, 08/16/10                                     1,591,525
  8,000,000       Wyeth@++
                  5.109%, 01/15/24                                     8,761,600
                                                                    ------------
                                                                      37,610,000
                                                                    ------------
                  INDUSTRIALS (3.6%)
 11,500,000       GATX Corp.
                  7.500%, 02/01/07                                    14,734,375
  6,400,000       Lockheed Martin Corp.++
                  5.155%, 08/15/33                                     8,157,440
  5,500,000       Quanta Services, Inc.*
                  3.750%, 04/30/26                                     6,001,875
 13,000,000       Roper Industries, Inc.++
                  1.481%, 01/15/34                                     8,108,750
                                                                    ------------
                                                                      37,002,440
                                                                    ------------
                  INFORMATION TECHNOLOGY (6.6%)
  4,000,000       CSG Systems International, Inc.
                  2.500%, 06/15/24                                     4,595,000
  5,500,000       DST Systems, Inc.
                  4.125%, 08/15/23                                     7,603,750
  6,750,000       Electronic Data Systems Corp.@
                  3.875%, 07/15/23                                     6,935,625
 20,000,000       Intel Corp.@
                  2.950%, 12/15/35                                    18,250,000
  6,000,000       LSI Logic Corp.
                  4.000%, 05/15/10                                     6,427,500
  6,000,000       Mentor Graphics Corp.*
                  6.250%, 03/01/26                                     7,605,000
 17,000,000       Vishay Intertechnology, Inc.
                  3.625%, 08/01/23                                    16,957,500
                                                                    ------------
                                                                      68,374,375
                                                                    ------------
                  UTILITIES (1.8%)
  6,500,000       CenterPoint Energy, Inc.
                  3.750%, 05/15/23                                     8,921,250
  3,500,000 GBP   Scottish & Southern Energy, PLC
                  3.750%, 10/29/09                                     9,866,819
                                                                    ------------
                                                                      18,788,069
                                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $238, 930, 410)                              258,338,896
                                                                    ============
SYNTHETIC CONVERTIBLE SECURITIES (4.6%)

CORPORATE BONDS (3.9%)
                  CONSUMER DISCRETIONARY (1.1%)
    139,000       Asbury Automotive Group, Inc.
                  9.000%, 06/15/12                                       144,560
                  Beazer Homes USA, Inc.
    463,000       8.375%, 04/15/12                                       475,732
    324,000       8.125%, 06/15/16@                                      331,290
    231,000       Broder Bros.Co.
                  11.250%, 10/15/10                                      226,957

               See accompanying Notes to Schedule of Investments.


                                           Convertible and High Income Fund
                                       Schedule of Investments ANNUAL REPORT  11

Schedule Of Investments

OCTOBER 31, 2006

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
$   231,000       DEX Media, Inc.
                  8.000%, 11/15/13                                  $    234,754
    324,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                       337,770
                  EchoStar DBS Corp.
    291,000       7.125%, 02/01/16*                                      285,907
     87,000       6.625%, 10/01/14                                        84,173
    560,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                     1,129,330
    393,000       Expedia, Inc.*@
                  7.456%, 08/15/18                                       410,905
                  Ford Motor Company
    463,000       7.450%, 07/16/31                                       365,191
    370,000       8.625%, 11/01/10                                       368,650
    313,000       GameStop Corp.@
                  8.000%, 10/01/12                                       326,302
    185,000       General Motors Acceptance Corporation
                  6.875%, 09/15/11                                       186,460
                  General Motors Corp.
    301,000       7.200%, 01/15/11                                       282,187
    222,000       7.125%, 07/15/13@                                      199,800
                  Goodyear Tire & Rubber Company
    324,000       7.857%, 08/15/11@                                      315,090
    231,000       7.000%, 03/15/28                                       187,976
    162,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                       167,468
    430,000       Hasbro, Inc.
                  6.600%, 07/15/28                                       431,673
    370,000       Hovnanian Enterprises, Inc.@
                  8.625%, 01/15/17                                       383,412
    185,000       IMAX Corp.@
                  9.625%, 12/01/10                                       172,975
    231,000       Interpublic Group of Companies, Inc.@
                  7.250%, 08/15/11                                       225,514
                  J.C.Penney Company, Inc.
     93,000       9.000%, 08/01/12                                       107,940
     69,000       7.650%, 08/15/16@                                       77,080
    208,000       Jarden Corp.@
                  9.750%, 05/01/12                                       221,000
    149,000       Kellwood Company
                  7.625%, 10/15/17                                       137,825
    231,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                       221,760
    324,000       Linens 'n Things, Inc.@++
                  10.999%, 01/15/14                                      319,140
    182,000       Mandalay Resort Group@
                  7.625%, 07/15/13                                       178,588
    69,000        NCL Holding, ASA
                  10.625%, 07/15/14                                       67,620
    547,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                       564,094
    44,000        Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                                        46,090

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
$    46,000       Pinnacle Entertainment, Inc.
                  8.250%, 03/15/12                                       $46,920
    139,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                       139,348
    551,000       Royal Caribbean Cruises, Ltd.@
                  7.500%, 10/15/27                                       540,116
     42,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                        38,745
    398,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                       390,040
    324,000       Warnaco Group, Inc.
                  8.875%, 06/15/13                                       340,200
                  Warner Music Group
     93,000 GBP   8.125%, 04/15/14                                       181,837
     93,000       7.375%, 04/15/14                                        91,373
    139,000       WCI Communities, Inc.@
                  6.625%, 03/15/15                                       113,980
     42,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                        41,370
                                                                    ------------
                                                                      11,139,142
                                                                    ------------
                  CONSUMER STAPLES (0.4%)
     93,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                        97,650
    254,000       Chattem, Inc.
                  7.000%, 03/01/14                                       248,285
    197,000       Chiquita Brands International, Inc.@
                  8.875%, 12/01/15                                       180,501
     85,000       Constellation Brands, Inc.
                  7.250%, 09/01/16                                        86,806
    262,000       Del Monte Foods Company
                  8.625%, 12/15/12                                       276,737
    486,000       Dole Food Company, Inc.
                  7.250%, 06/15/10                                       455,625
    105,000       Gold Kist, Inc.
                  10.250%, 03/15/14                                      121,013
    625,000       Jean Coutu Group, Inc.
                  8.500%, 08/01/14                                       616,406
    208,000       NBTY, Inc.
                  7.125%, 10/01/15                                       203,320
    185,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                       186,387
    296,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                       310,060
                  Reynolds American, Inc.*
    301,000       7.300%, 07/15/15                                       314,264
    185,000       7.625%, 06/01/16                                       197,354
     93,000       Smithfield Foods, Inc.@
                  7.750%, 05/15/13                                        96,488
    183,000       SUPERVALU, Inc.
                  7.500%, 11/15/14                                       187,057
                                                                    ------------
                                                                       3,577,953
                                                                    ------------

               See accompanying Notes to Schedule of Investments.


    Convertible and High Income Fund
12  ANNUAL REPORT Schedule of Investments

                                                         Schedule Of Investments

OCTOBER 31, 2006

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
                  ENERGY (0.5%)
$   416,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                  $    403,520
                  Chesapeake Energy Corp.
    185,000       6.875%, 01/15/16@                                      184,538
     93,000       7.750%, 01/15/15                                        96,255
    183,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                       174,079
     37,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                        38,665
    231,000       Forest Oil Corp.
                  8.000%, 12/15/11                                       240,240
                  Giant Industries, Inc.
    278,000       8.000%, 05/15/14                                       302,325
     93,000       11.000%, 05/15/12@                                     100,905
    162,000       Hanover Compressor Company
                  9.000%, 06/01/14                                       173,340
    525,000       Houston Exploration Company
                  7.000%, 06/15/13                                       509,250
    214,000       Paramount Resources, Ltd.
                  8.500%, 01/31/13                                       215,338
    319,000       Petrohawk Energy Corp.
                  7.125%, 04/01/12                                       307,835
    347,000       Petroleo Brasileiro,SA                                 408,592
                  8.375%, 12/10/18
    231,000       9.125%, 07/02/13                                       272,002
    810,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                       848,865
    259,000       Superior Energy Services, Inc.*@
                  6.875%, 06/01/14                                       258,352
    139,000       Swift Energy Company
                  7.625%, 07/15/11                                       140,043
    301,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                       299,495
    322,000       Williams Companies, Inc.
                  7.750%, 06/15/31                                       330,855
                                                                    ------------
                                                                       5,304,494
                                                                    ------------
                  FINANCIALS (0.2%)
                  E*TRADE Financial, Corp.
    352,000       7.375%, 09/15/13                                       363,440
    267,000       7.875%, 12/01/15@                                      283,687
     65,000       8.000%, 06/15/11                                        67,763
                  Host Hotels & Resorts, Inc.
    509,000       7.125%, 11/01/13@                                      517,271
    97,000        9.250%, 10/01/07                                       100,395
    568,000       Leucadia National Corp.
                  7.000%, 08/15/13                                       574,390
     44,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                        44,275
                  Senior Housing Properties Trust
    231,000       8.625%, 01/15/12                                       250,057
    163,000       7.875%, 04/15/15                                       169,113
                                                                    ------------
                                                                       2,370,391
                                                                    ------------

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
                  HEALTH CARE (0.2%)
$   753,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                 $    813,240
    231,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                       220,605
     93,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                        96,255
    104,000       Biovail Corp.
                  7.875%, 04/01/10                                       104,780
     42,000       DaVita, Inc.@
                  7.250%, 03/15/15                                        42,000
     32,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                        31,520
    201,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                       199,995
    467,000       Tenet Healthcare Corp.
                  9.250%, 02/01/15                                       445,401
    248,000       Valeant Pharmaceuticals International
                  7.000%, 12/15/11                                       239,320
    324,000       Vanguard Health Systems, Inc.
                  9.000%, 10/01/14                                       315,090
                                                                    ------------
                                                                       2,508,206
                                                                    ------------
                  INDUSTRIALS (0.6%)
    278,000       AMR Corp.
                  7.250%, 02/05/09                                       281,475
    116,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                       120,640
    139,000       BE Aerospace, Inc.@
                  8.875%, 05/01/11                                       145,603
    740,000       CNH Global, NV
                  9.250%, 08/01/11                                       789,025
    763,000       Esterline Technologies Corp.
                  7.750%, 06/15/13                                       780,167
     46,000       FTI Consulting, Inc.
                  7.625%, 06/15/13                                        47,265
    162,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                       169,695
     69,000       GATX Corp.
                  8.875%, 06/01/09                                        74,705
    272,000       General Cable Corp.
                  9.500%, 11/15/10                                       291,040
     59,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                        60,033
     87,000       H&E Equipment Service, Inc.*
                  8.375%, 07/15/16                                        90,263
    116,000       IKON Office Solutions, Inc.
                  7.750%, 09/15/15                                       119,625
    273,000       Interline Brands, Inc.
                  8.125%, 06/15/14                                       280,507
                  JLG Industries, Inc.
    352,000       8.250%, 05/01/08                                       366,080
    162,000       8.375%, 06/15/12@                                      171,720

               See accompanying Notes to Schedule of Investments.


                                            Convertible and High Income Fund
                                       Schedule of Investments ANNUAL REPORT  13

Schedule of Investments

OCTOBER 31, 2006

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
$   201,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                 $    218,085
    391,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                                       421,302
    238,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                       253,767
                  Sequa Corp.
    324,000       8.875%, 04/01/08                                       337,770
     93,000       9.000%, 08/01/09                                        98,580
                  Terex Corp.
    127,000       9.250%, 07/15/11                                       133,985
     88,000       7.375%, 01/15/14                                        89,760
    104,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                       102,570
     93,000       WESCO International, Inc.
                  7.500%, 10/15/17                                        94,395
    185,000       Westinghouse Air Brake Technologies Corporation
                  6.875%, 07/31/13                                       182,688
    116,000       Williams Scotsman International, Inc.
                  8.500%, 10/01/15                                       120,350
                                                                    ------------
                                                                       5,841,095
                                                                    ------------
                  INFORMATION TECHNOLOGY (0.3%)
    313,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                       319,260
     42,000       Anixter International, Inc.
                  5.950%, 03/01/15                                        39,690
    127,000       Arrow Electronics, Inc.
                  6.875%, 06/01/18                                       131,504
     42,000       Avago Technologies*@
                  11.875%, 12/01/15                                       46,410
                  Celestica, Inc.@
    393,000       7.625%, 07/01/13                                       395,947
    185,000       7.875%, 07/01/11                                       187,775
     93,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                        92,884
    231,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                       247,750
     93,000 GBP   Iron Mountain, Inc.*
                  7.250%, 04/15/14                                       176,071
    231,000       NXP, BV*@
                  7.875%, 10/15/14                                       235,620
     20,000       Sanmina-SCI Corp.
                  8.125%, 03/01/16                                        19,775
    440,000       SunGard Data Systems, Inc.@
                  9.125%, 08/15/13                                       458,700
    949,000       Xerox Corp.
                  7.625%, 06/15/13                                       996,450
                                                                    ------------
                                                                       3,347,836
                                                                    ------------
                  MATERIALS (0.4%)
     58,000       Agrium, Inc.@
                  7.125%, 05/23/36                                        62,052

   PRINCIPAL
     AMOUNT                                                             VALUE
---------------                                                     ------------
$   231,000       Ball Corp.
                  6.875%, 12/15/12                                  $    234,465
     46,000       Crown Holdings, Inc.@
                  7.750%, 11/15/15                                        47,438
    880,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                      946,000
     42,000       Gibraltar Industries, Inc.
                  8.000%, 12/01/15                                        41,790
                  Ineos Group Holdings, PLC*
    278,000 EUR   7.875%, 02/15/16                                       341,062
     46,000       8.500%, 02/15/16@                                       44,505
    278,000       IPSCO, Inc.
                  8.750%, 06/01/13                                       297,460
    416,000       Neenah Paper, Inc.
                  7.375%, 11/15/14                                       397,280
    116,000       P.H.Glatfelter Company*
                  7.125%, 05/01/16                                       116,240
    139,000       Polyone Corp.@
                  10.625%, 05/15/10                                      149,773
    231,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                       233,231
     93,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                        93,000
                  Union Carbide Corp.
    224,000       7.875%, 04/01/23                                       239,073
    150,000       7.500%, 06/01/25                                       161,886
    171,000       Westlake Chemical Corp.
                  6.625%, 01/15/16                                       164,587
                                                                    ------------
                                                                       3,569,842
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.1%)
    278,000       AT&T Corp.
                  8.000%, 11/15/31                                       349,347
     32,000       Citizens Communications Company@
                  9.000%, 08/15/31                                        34,920
    162,000       Leap Wireless International, Inc.*@
                  9.375%, 11/01/14                                       166,050
    174,000 CAD   Rogers Communications, Inc.
                  7.250%, 12/15/11                                       167,168
    208,000 CAD   Rogers Wireless, Inc.
                  7.625%, 12/15/11                                       204,038
    324,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                       334,930
    208,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                       200,720
                                                                    ------------
                                                                       1,457,173
                                                                    ------------
                  UTILITIES (0.1%)
    231,000       Centerpoint Energy, Inc.@
                  6.850%, 06/01/15                                       246,665
     46,000       NRG Energy, Inc.
                  7.375%, 02/01/16                                        46,633
     98,000       Public Service Enterprise Group, Inc.
                  8.625%, 02/15/08                                       102,165

               See accompanying Notes to Schedule of Investments.


    Convertible and High Income Fund
14  ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                       --------------
$   583,000    Teco Energy, Inc.
               7.500%, 06/15/10                                   $      613,608
    324,000    TXU Corp.
               6.500%, 11/15/24                                          312,675
                                                                  --------------
                                                                       1,321,746
                                                                  --------------
               TOTAL CORPORATE BONDS                                  40,437,878
                                                                  ==============

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                       --------------
OPTIONS (0.7%)
               CONSUMER DISCRETIONARY (0.1%)
        240    Garmin, Ltd.#
               Call, 01/19/08, Strike $50.00                             272,400
        310    Office Depot, Inc.#
               Call, 01/19/08, Strike $40.00                             234,050
                                                                  --------------
                                                                         506,450
                                                                  --------------
               CONSUMER STAPLES (0.0%)
        640    Kroger Company#
               Call, 01/19/08, Strike $20.00                             268,800
        260    PepsiCo, Inc.#
               Call, 01/19/08, Strike $60.00                             187,200
                                                                  --------------
                                                                         456,000
                                                                  --------------
               ENERGY (0.0%)
        130    BJ Services Company#
               Call, 01/19/08, Strike $40.00                              26,000
        210    Nabors Industries, Ltd.#
               Call, 01/19/08, Strike $37.50                              50,400
        85     Petroleo Brasileiro, SA#
               Call, 01/19/08, Strike $90.00                             102,000
        140    Schlumberger, Ltd.#
               Call, 01/19/08, Strike $65.00                             130,200
        140    Weatherford International, Ltd.#
               Call, 01/19/08, Strike $55.00                              38,150
                                                                  --------------
                                                                         346,750
                                                                  --------------
               FINANCIALS (0.2%)
        500    Charles Schwab Corp.#
               Call, 01/19/08, Strike $17.50                             150,000
        20     Chicago Mercantile Exchange Holdings, Inc.#
               Call, 01/19/08, Strike $420.00                            254,300
        280    E*TRADE FINANCIAL Corp.#
               Call, 01/19/08, Strike $25.00                              86,800
        70     Goldman Sachs Group, Inc.#
               Call, 01/19/08, Strike $160.00                            306,250
        140    Lehman Brothers Holdings, Inc.#
               Call, 01/19/08, Strike $75.00                             175,000
        175    Merrill Lynch & Company, Inc.#
               Call, 01/19/08, Strike $70.00                             382,375
        230    State Street Corp.#
               Call, 01/19/08, Strike $60.00                             228,850
                                                                  --------------
                                                                       1,583,575
                                                                  --------------

 NUMBER OF
 CONTRACTS                                                             VALUE
-----------                                                       --------------
                 HEALTH CARE (0.0%)
         90      Allergan, Inc.#
                 Call, 01/19/08, Strike $110.00                   $      166,050
                                                                  --------------
                 INFORMATION TECHNOLOGY (0.3%)
        225      Agilent Technologies, Inc.#
                 Call, 01/19/08, Strike $35.00                           139,500
        85       Apple Computer, Inc.#
                 Call, 01/19/08, Strike $75.00                           157,250
        335      Hewlett-Packard Company#
                 Call, 01/19/08, Strike $30.00                           381,900
        390      Intuit, Inc.#
                 Call, 01/19/08, Strike $27.50                           399,750
        330      Motorola, Inc.#
                 Call, 01/19/08, Strike $22.50                           125,400
                 Nokia Corp.#
      2,200      Call, 01/19/08, Strike $20.00                           555,500
      2,200      Call, 01/19/08, Strike $17.50                           869,000
        230      NVIDIA Corp.#
                 Call, 01/19/08, Strike $30.00                           232,300
         90      Sandisk Corp.#
                 Call, 01/19/08, Strike $65.00                            51,750
                                                                  --------------
                                                                       2,912,350
                                                                  --------------
                 MATERIALS (0.1%)
        130      Alcan, Inc.#
                 Call, 01/19/08, Strike $55.00                            54,600
        250      Goldcorp, Inc.#
                 Call, 01/19/08, Strike $27.50                           123,750
        343      Harmony Gold Mining Company, Ltd.#
                 Call, 01/19/08, Strike $15.00                           123,480
        110      Phelps Dodge Corp.#
                 Call, 01/19/08, Strike $72.50                           337,700
        90       United States Steel Corp.#
                 Call, 01/19/08, Strike $70.00                            92,700
                                                                  --------------
                                                                         732,230
                                                                  --------------
                 TELECOMMUNICATION SERVICES (0.0%)
        230      America Movil, S.A. de C.V.#
                 Call, 01/19/08, Strike $40.00                           200,100
        130      NII Holdings, Inc.#
                 Call, 01/19/08, Strike $55.00                           231,400
                                                                  --------------
                                                                         431,500
                                                                  --------------
                 TOTAL OPTIONS                                         7,134,905
                                                                  --------------
                 TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                 (Cost $46,058,860)                                   47,572,783
                                                                  ==============

               See accompanying Notes to Schedule of Investments.


                                            Convertible and High Income Fund
                                       Schedule of Investments ANNUAL REPORT  15

Schedule of Investments

OCTOBER 31, 2006

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                       --------------
CONVERTIBLE PREFERRED STOCKS (25.2%)
                 CONSUMER DISCRETIONARY (1.9%)
    567,800      Ford Motor Company Capital Trust II
                 6.500%                                           $   19,560,710
                                                                  --------------
                 CONSUMER STAPLES (1.7%)
    715,000      SUPERVALU, Inc.
                 7.250%                                               17,975,100
                                                                  --------------
                 ENERGY (1.5%)
    55,000       Chesapeake Energy Corp.
                 6.250%                                               15,059,000
                                                                  --------------
                 FINANCIALS (17.4%)
    660,000      Citigroup, Inc.
                 (Genworth Financial, Inc.)&
                 5.020%                                               21,100,200
     19,000      Fortis Insurance, NV
                 (Assurant, Inc.)*&
                 7.750%                                               25,902,700
    350,000      Lazard, Ltd.
                 6.625%                                               12,834,500
    775,000      Lehman Brothers Holdings, Inc.
                 (General Mills, Inc.)&
                 6.250%                                               21,312,500
    230,000      Merrill Lynch & Co., Inc.
                 (Nuveen Investments, Inc.)&
                 6.750%                                               10,046,400
  1,000,000      MetLife, Inc.
                 6.375%                                               29,620,000
    570,000      National Australia Bank, Ltd.
                 7.875%                                               27,274,500
    130,000 CHF  Swiss Re
                 6.000%                                               10,803,673
    375,000      Washington Mutual, Inc.
                 5.375%                                               20,268,750
                                                                  --------------
                                                                     179,163,223
                                                                  --------------
                 HEALTH CARE (1.1%)
    200,000      Schering-Plough Corp.
                 6.000%                                               11,012,000
                                                                  --------------
                 INDUSTRIALS (1.2%)
  3,350,000 GBP  BAE Systems, PLC
                 7.750%                                               12,817,711
                                                                  --------------
                 UTILITIES (0.4%)
     80,000      Southern Union Company
                 5.000%                                                4,460,000
                                                                  --------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $236,492,657)                                 260,047,744
                                                                  ==============

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
SHORT-TERM INVESTMENT (2.6%)
                 COMMERCIAL PAPER(2.6%)
$26,832,000      Citigroup, Inc.
                 5.230%, 11/01/06
                 (Cost $26,832,000)                               $   26,832,000
                                                                  --------------

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                       --------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (14.6%)

150,455,000      Bank of New York Institutional
                 Cash Reserve Fund current rate 5.389%
                 (Cost $150,455,000)                                 150,455,000
                                                                  --------------
TOTAL INVESTMENTS (152.9%)
(Cost $1,511,637,643)                                              1,576,634,786
                                                                  ==============
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-14.6%)                  (150,455,000)
                                                                  --------------
OTHER ASSETS, LESS LIABILITIES (3.4%)                                 34,879,618
                                                                  --------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-41.7%)                                          (430,318,872)
                                                                  --------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                             $1,030,740,532
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At October 31, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $100,925,667 or 9.8% of net assets.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at October 31, 2006.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

                 See accompanying Notes to Financial Statements.


    Convertible and High Income Fund
16  ANNUAL REPORT Schedule of Investments

Statement of Assets and Liabilities

OCTOBER 31, 2006

ASSETS
Investments, at value* (cost $1,511,637,643)                   $1,576,634,786
Cash with custodian (interest bearing)                                  5,566
Restricted cash for open options (interest bearing)                   150,000
Foreign currency (cost $124,842)                                      125,183
Receivable for investments sold                                    11,926,883
Accrued interest and dividends receivables                         24,805,750
Unrealized appreciation on interest rate swaps                      6,374,036
Prepaid expenses                                                       63,812
Other assets                                                           31,323
                                                               --------------
   Total assets                                                 1,620,117,339
                                                               --------------
LIABILITIES
PAYABLES:
   Cash collateral for securities on loan                         150,455,000
   Investments purchased                                            7,370,467
   Affiliates:
      Offering and organizational fees                                155,990
      Investment advisory fees                                        863,312
      Deferred compensation to Trustees                                31,323
      Financial accounting fees                                        13,953
      Trustees fees and officer compensation                              593
Accounts payable and accrued liabilities                              167,297
                                                               --------------
            Total liabilities                                     159,057,935
                                                               --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to
   17,200 shares, including dividends payable                     430,318,872
                                                               --------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS          $1,030,740,532
                                                               ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized
   66,769,999 shares issued and outstanding                    $  957,384,862
Undistributed net investment income (loss)                         (6,796,172)
Accumulated net realized gain (loss) on investments, foreign
   currency transactions and interest rate swaps                    8,738,581
Net unrealized appreciation (depreciation) on investments,
   foreign currency translations and interest rate swaps           71,413,261
                                                               --------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS          $1,030,740,532
                                                               ==============
Net asset value per common share based on 66,769,999 shares
   issued and outstanding                                      $        15.44
                                                               ==============

*    Including securities on loan with a value of $145,020,309.

                 See accompanying Notes to Financial Statements.


                                           Convertible and High Income Fund
                           Statement of Assets and Liabilities ANNUAL REPORT  17

Statement of Operations

YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                            $ 81,078,376
Dividends                                                             15,430,110
Securities lending income                                                507,403
                                                                    ------------
      Total investment income                                         97,015,889
                                                                    ============
EXPENSES
Investment advisory fees                                              11,223,422
Financial accounting fees                                                158,661
Auction agent and rating agency fees                                   1,129,449
Accounting fees                                                          119,939
Printing and mailing fees                                                113,099
Custodian fees                                                            79,899
Audit and legal fees                                                      76,793
Registration fees                                                         57,268
Trustees' fees and officer compensation                                   39,020
Transfer agent fees                                                       37,715
Other                                                                     40,802
                                                                    ------------
      Total expenses                                                  13,076,067
      Less expense waived                                             (1,402,928)
      Less earnings credits                                              (19,606)
                                                                    ============
      Net expenses                                                    11,653,533
                                                                    ============
      NET INVESTMENT INCOME (LOSS)                                    85,362,356
                                                                    ============
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FOREIGN CURRENCY AND INTEREST RATE SWAPS
Net realized gain (loss) from:
   Investments                                                        18,153,525
   Foreign currency transactions                                         274,578
   Interest rate swaps                                                 6,444,177

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                                        26,779,720
   Foreign currency translations                                          50,351
   Interest rate swaps                                                (4,036,880)
                                                                    ------------
      NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
         INVESTMENTS, FOREIGN CURRENCY AND INTEREST
         RATE SWAPS                                                   47,665,471
                                                                    ============
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                             133,027,827
                                                                    ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                (18,331,515)
Capital gains                                                         (1,453,494)
                                                                    ------------
      NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
         COMMON SHAREHOLDERS RESULTING FROM OPERATIONS              $113,242,818
                                                                    ============

                 See accompanying Notes to Financial Statements.


    Convertible and High Income Fund
18  Statement of Operations ANNUAL REPORT

Statements of Changes in Net Assets

                                                            Year Ended October 31,
                                                        -----------------------------
                                                             2006            2005
                                                        --------------   ------------
OPERATIONS
Net investment income (loss)                            $   85,362,356   $ 91,532,896
Net realized gain (loss) from investments, foreign
   currency transactions and interest rate swaps            24,872,280     28,593,705
Change in net unrealized appreciation/depreciation on
   investments, foreign currency translations and
   interest rate swaps                                      22,793,191    (34,128,164)
Distributions to preferred shareholders from
   Net investment income                                   (18,331,515)   (12,501,709)
   Capital gains                                            (1,453,494)            --
                                                        --------------   ------------
Net increase (decrease) in net assets applicable to
   common shareholders resulting from operations           113,242,818     73,496,728
                                                        --------------   ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
Net investment income                                      (82,452,083)   (82,338,867)
Capital gains                                              (16,324,292)    (7,532,898)
                                                        --------------   ------------
Net decrease in net assets from distributions to
   common shareholders                                     (98,776,375)   (89,871,765)
                                                        --------------   ------------
CAPITAL STOCK TRANSACTIONS
Proceeds from secondary offering                            61,824,000             --
Offering cost from secondary offering                         (295,721)            --
Reinvestment of distributions resulting in the
   issuance of common stock                                 14,010,118     12,074,203
                                                        --------------   ------------
Net increase (decrease) in net assets from capital
   stock transactions                                       75,538,397     12,074,203
                                                        --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                      90,004,840     (4,300,834)
                                                        --------------   ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of year                                          940,735,692    945,036,526
                                                        --------------   ------------
End of year                                             $1,030,740,532   $940,735,692
                                                        ==============   ============
Undistributed net investment income (loss)              $   (6,796,172)      (362,062)

                 See accompanying Notes to Financial Statements.


                                            Convertible and High Income Fund
                           Statements of Changes in Net Assets ANNUAL REPORT  19

Notes To Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. Calamos Advisors LLC ("Calamos Advisors") values the Fund's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.


    Convertible and High Income Fund
20  ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.


                                            Convertible and High Income Fund
                                 Notes to Financial Statements ANNUAL REPORT  21

Notes to Financial Statements

INDEMNIFICATIONS. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NEW ACCOUNTING PRONOUNCEMENTS. On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and their disclosures and its impact has not yet been determined.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC, the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.10% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through May 31, 2008) and to waive a declining amount for an additional three years (0.07% of the average weekly managed assets in 2009, 0.05% in 2010, and 0.03% in 2011).

Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee, payable monthly, at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets, and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total of the average daily net assets of Calamos Investment Trust, Calamos Advisors Trust and the average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

The Fund reimburses the advisor for a portion of compensation paid to the Fund's Chief Compliance Officer. This compensation is reported as part of "Trustees' fees and officer compensation" expenses on the Statement of Operations.

Included in the statement of operations under the caption "Earnings credit" is an expense offset of $19,606, arising from credits on cash balances maintained on deposit.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated Trustees serve without direct compensation from the Fund, except for the Chief Compliance Officer as described above.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all


    Convertible and High Income Fund
22  ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation of $31,323 is included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2006. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included on the Statement of Assets and Liabilities as a payable for "Deferred compensation to Trustees" at October 31, 2006.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term investments for the year ended October 31, 2006 were as follows:

Purchases             $539,047,214
Proceeds from sales    512,045,035

The following information is presented on an income tax basis as of October 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at October 31, 2006 was as follows:

Cost basis of investments                    $1,521,339,661
                                             --------------
Gross unrealized appreciation                    68,955,958
Gross unrealized depreciation                   (13,660,833)
                                             --------------
Net unrealized appreciation (depreciation)   $   55,295,125
                                             ==============

NOTE 4 - INCOME TAXES

For the year ended October 31, 2006, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                      $        --
Undistributed net investment income (loss)                             8,987,132
Accumulated net realized gain/(loss) on  investments, foreign
   currency transactions and interest rate swaps                      (8,987,132)

Distributions during the fiscal year ended October 31, 2006 and 2005 were characterized for Federal income tax purposes as follows:

                                                   2006           2005
                                               ------------   -----------
DISTRIBUTIONS PAID FROM:
Ordinary income                                $113,562,492   $94,726,155
Long-term capital gains                           4,925,831     7,532,898

As of October 31, 2006, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Undistributed ordinary income                                 $      301,218
Undistributed capital gains                                       11,803,906
                                                              --------------
Total undistributed earnings                                      12,105,124
Accumulated capital and other losses                                      --
Net unrealized gains/(losses)                                     61,631,103
                                                              --------------
Total accumulated earnings/(losses)                               73,736,227
Other                                                               (380,557)
Paid-in capital                                                  957,384,862
                                                              --------------
Net assets applicable to common shareholders                  $1,030,740,532
                                                              --------------


                                Convertible and High Income Fund
                                Notes to Financial Statements  ANNUAL REPORT  23

Notes to Financial Statements

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 66,769,999 shares outstanding at October 31, 2006. Calamos Advisors owned none of the outstanding shares at October 31, 2006. Transactions in common shares were as follows:

                                                      FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                       OCTOBER 31, 2006     OCTOBER 31, 2005
                                                      ------------------   ------------------
Beginning shares                                          61,867,557           61,091,942
Shares sold due to secondary offering                      4,000,000                   --
Shares issued through reinvestment of distributions          902,442              775,615
                                                          ----------           ----------
Ending shares                                             66,769,999           61,867,557
                                                          ==========           ==========

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2006.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of M, 3,000 shares of TU, 3,000 shares of W, 3,000 shares of TH, 3,000 shares of F, and 2,200 shares of A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.60% to 5.30% for the year ended October 31, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.


    Convertible and High Income Fund
24  ANNUAL REPORT  Notes to Financial Statements

                                                   Notes to Financial Statements

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or only the holders of common stock, when the respective classes vote alone.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may engage in swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Premiums paid to or by the Fund are accrued daily and included in realized gain
(loss) when paid on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

If the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in additional to redeeming all or some of the Preferred Shares.

                                                                                   UNREALIZED
                  TERMINATION       NOTIONAL      FIXED RATE    FLOATING RATE     APPRECIATION
COUNTERPARTY         DATE         AMOUNT (000)   (FUND PAYS)   (FUND RECEIVES)   (DEPRECIATION)
------------   ----------------   ------------   -----------   ---------------   --------------
Citibank NA    October 27, 2007     $200,000        3.27%       1 month LIBOR      $3,854,087
Citibank NA    October 27, 2008      100,000        3.65%       1 month LIBOR       2,519,949
                                                                                   ----------
                                                                                   $6,374,036
                                                                                   ==========

NOTE 10 - SECURITIES LENDING

During the year ended October 31, 2006, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2006, the Fund had securities valued at $145,020,309 that were on loan to broker-dealers and banks and $150,455,000 in cash or cash equivalent collateral.


                                Convertible and High Income Fund
                                Notes to Financial Statements  ANNUAL REPORT  25

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                                May 28, 2003*
                                                                                                   through
                                                              For the Year Ended October 31,     October 31,
                                                            ---------------------------------   -------------
                                                               2006         2005       2004           2003
                                                            ----------    --------   --------   -------------
Net asset value, beginning of period                        $    15.21    $  15.47   $  14.80      $  14.32(a)
Income from investment operations:
   Net investment income (loss)                                   1.34        1.49       1.60          0.44
Net realized and unrealized gain (loss) from investments,
   foreign currency and interest rate swaps                       0.75       (0.09)      0.63          0.46
Distributions to preferred shareholders from:
   Net investment income (common share equivalent basis)         (0.29)      (0.20)     (0.10)        (0.02)
   Capital gains (common share equivalent basis)                 (0.02)         --         --            --
Total from investment operations                                  1.78        1.20       2.13          0.88
Less distributions to common shareholders from:
   Net investment income                                         (1.29)      (1.34)     (1.46)        (0.37)
   Capital gains                                                 (0.26)      (0.12)        --            --
Capital charge resulting from issuance of common and
   preferred shares                                                 --**        --         --         (0.03)
Net asset value, end of period                              $    15.44    $  15.21   $  15.47      $  14.80
Market value, end of period                                 $    16.98    $  15.52   $  16.74      $  16.00
Total investment return based on(b):
   Net asset value                                               12.16%       7.99%     14.91%         5.92%
   Market value                                                  20.88%       1.83%     15.02%         9.36%
Ratios and supplemental data:
Net assets applicable to common shareholders, end of
   period (000's omitted)                                   $1,030,741    $940,736   $945,037      $891,152
Preferred shares, at redemption value ($25,000 per share
   liquidation preference) (000's omitted)                  $  430,000    $430,000   $430,000      $430,000
Ratios to average net assets applicable to common
   shareholders:
   Net expenses(c)(d)                                             1.20%       1.23%      1.25%         1.11%
   Gross expenses prior to waiver of expenses by the
      advisor and earnings credits(c)(d)                          1.34%       1.38%      1.40%         1.24%
   Net investment income (loss)(c)(d)                             8.76%       9.55%     10.56%         7.85%
   Preferred share distributions(c)                               1.88%       1.30%      0.65%         0.34%
   Net investment income (loss), net of preferred share
      distributions(c)                                            6.88%       8.25%      9.91%         7.51%
Portfolio turnover rate                                             38%         55%        27%           20%
Asset coverage per preferred share, at end of period(e)     $   84,945    $ 79,708   $ 79,952      $ 76,811

*    Commencement of operations.

**   Amount equated to less than $0.005 per common share.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Annualized for periods less than one year.

(d)  Does not reflect the effect of dividend payments to Preferred Shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of Preferred Shares outstanding.


    Convertible and High Income Fund
26  ANNUAL REPORT  Financial Highlights

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of CALAMOS Convertible and High Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible and High Income Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended and for the period from May 28, 2003 (commencement of operations) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years then ended and for the period from May 28, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
December 19, 2006


                                            Convertible and High Income Fund
       Report of Independent Registered Public Accounting Firm ANNUAL REPORT  27

Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Fund hereby designates $4,925,831as capital gain dividends for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund hereby designates $2,928,701, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund hereby designates 1.28% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2006.


    Convertible and High Income Fund
28  ANNUAL REPORT Tax Information

Trustee Approval of Management Agreement (Unaudited)

The Board of Trustees of the Fund oversees the Fund's management, and, as required by law, determines annually whether to continue the Fund's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager for the Fund.

In connection with their most recent consideration regarding the continuation of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with representatives of Calamos Advisors the Fund's operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Fund. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustees' responsibilities in evaluating the management agreement. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 29, 2006, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2007, subject to earlier termination as provided in the agreement.

In considering the continuation of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered the sole factor in the Trustees' determinations. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Fund, taking into account the Fund's investment objective and strategy and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Fund. The Trustees also considered other services provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders, overseeing the activities of other service providers and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

PERFORMANCE

The Trustees considered the Fund's performance results over various time periods. They reviewed information comparing the performance of the Fund with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Fund's benchmark. The Trustees heard from representatives of Calamos Advisors, who provided additional information with regard to certain aspects of the Lipper materials and answered questions from the Trustees. The Trustees also noted that the Fund had less than three years of performance data, and thus did not have a long-term performance record. The Trustees concluded that the Fund's operating history was too short a period to allow for a meaningful performance comparison.


                                            Convertible and High Income Fund
                      Trustee Approval of Management Agreement ANNUAL REPORT  29

Trustee Approval of Management Agreement (unaudited)

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on the Fund's fees and expenses in comparison to information for other comparable funds as provided by Lipper. The Trustees noted that, although the Fund's contractual rate of management fees and actual management fees after fee waivers for common shares were greater than the median management fees of the Lipper peer group, the Fund's actual management fees after fee waivers for common and preferred shares and overall expense ratio were below or substantially comparable to those of its peer group.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Fund's investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and other business units. Data was provided to the Trustees with respect to profitability, both on a pre- and post-marketing cost basis. The Trustees also reviewed the annual report of Calamos Advisors' parent company and discussed its corporate structure. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding the Fund in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only), as well as managed fees for secondary accounts. Although in most instances its sub-advisory fees, and in many instances its institutional separate accounts fees, for various investment strategies are lower than the management fees charged to the Fund, the Trustees noted that Calamos Advisors performs significant additional services for the Fund that it does not provide to those other clients, including administrative services, oversight of the Fund's other service providers, trustee support, regulatory compliance and numerous other services. Finally, the Trustees considered Calamos Advisors' financial condition, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Fund's overall expense ratio was reasonable, taking into account the quality of services provided by Calamos Advisors and the Fund's investment performance.

ECONOMIES OF SCALE

In reviewing the Fund's fees and expenses, the Trustees examined the potential benefits of economies of scale and whether any economies of scale should be reflected in the Fund's fee structure. They noted that the Fund has had a relatively stable asset base since commencement of operation and that there do not appear to have been any significant economies of scale realized since that time.

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to their agreements with the Fund and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees considered Calamos Advisors' use of commissions paid by the Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Fund. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Fund's portfolio transactions, the Fund also benefits from the receipt of research products and services


    Convertible and High Income Fund
30  ANNUAL REPORT Trustee Approval of Management Agreement

                            Trustee Approval of Management Agreement (unaudited)

acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Fund.

After full consideration of the above factors as well as other factors that were instructive in analyzing continuation of the management agreement for the one-year period ending August 1, 2007, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement with Calamos Advisors was in the best interest of the Fund and its shareholders.


                                            Convertible and High Income Fund
                      Trustee Approval of Management Agreement ANNUAL REPORT  31

Trustees & Officers (unaudited)

The management of the Trust+, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2006 each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Trust.

                               POSITION(S) HELD
                                WITH TRUST AND
                              DATE FIRST ELECTED    NUMBER OF PORTFOLIOS
NAME AND AGE AT                 OR APPOINTED TO       IN FUND COMPLEX@      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OCTOBER 31, 2006                    OFFICE           OVERSEEN BY TRUSTEE            AND OTHER DIRECTORSHIPS HELD
----------------            ---------------------   --------------------   ---------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:

John P. Calamos, Sr., 66*   Trustee and President            15            Chairman, CEO, and Co-Chief Investment
                            (since 2003)                                   Officer, Calamos Asset Management, Inc.
                                                                           ("CAM"), Calamos Holdings LLC ("CHLLC") and
                                                                           Calamos Advisors LLC and its predecessor
                                                                           ("Calamos Advisors"), and President and
                                                                           Co-Chief Investment Officer, Calamos
                                                                           Financial Services LLC and its predecessor
                                                                           ("CFS"); Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:

Joe F. Hanauer, 69          Trustee (since 2003)             15            Private investor; Director, MAF Bancorp (bank
                                                                           holding company); Chairman and Director,
                                                                           Move, Inc., (Internet provider of real estate
                                                                           information and products); Director, Combined
                                                                           Investments, L.P. (investment management)

Weston W. Marsh, 56         Trustee (since 2003)             15            Of Counsel, and formerly, Partner, Freeborn &
                                                                           Peters (law firm)

John E. Neal, 56            Trustee (since 2003)             15            Private investor; Managing Director, Banc One
                                                                           Capital Markets, Inc. (investment banking)
                                                                           (2000-2004); Director, The Brickman Group,
                                                                           Ltd. (landscaping company); Director, Equity
                                                                           Residential (publicly-owned REIT); Director,
                                                                           Ranir LLC (oral products company); Director,
                                                                           CBA Commercial (commercial mortgage
                                                                           securitization company); Partner, Private
                                                                           Perfumary LLC (private label perfume
                                                                           company); Partner, Linden LLC (health care
                                                                           private equity)

William R. Rybak, 55        Trustee (since 2003)             15            Private investor; formerly Executive Vice
                                                                           President and Chief Financial Officer, Van
                                                                           Kampen Investments, Inc. and subsidiaries
                                                                           (investment manager); Director, Howe Barnes
                                                                           Investments (investment services firm);
                                                                           Director, Private Bancorp (bank holding
                                                                           company)

Stephen B. Timbers, 62      Trustee (since 2004);            15            Private investor; formerly Vice Chairman,
                            Lead Independent                               Northern Trust Corporation (bank holding
                            Trustee (since 2005)                           company); President and Chief Executive
                                                                           Officer, Northern Trust Investments, N.A.
                                                                           (investment manager); formerly President,
                                                                           Northern Trust Global Investments, a division
                                                                           of Northern Trust Corporation and Executive
                                                                           Vice President, The Northern Trust
                                                                           Corporation; Director Northern Trust
                                                                           Securities, Inc.

David D. Tripple, 62        Trustee (since 2006)             15            Private investor; Trustee, Century Shares
                                                                           Trust and Century Small Cap Select Fund**;
                                                                           Pioneer Investment Management, a subsidiary
                                                                           of UniCredito Italiano (investment advisor);
                                                                           prior thereto, The Pioneer Group, Inc. (asset
                                                                           management)

+    The Trust is defined as the CALAMOS Convertible and High Income Fund.

* John P. Calamos is an "interested person" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because he is an affiliate of Calamos Advisors and Calamos Financial Services, LLC.

**   Overseeing two portfolios in fund complex

@ The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund and CALAMOS Global Total Return Fund.


    Convertible and High Income Fund
32  ANNUAL REPORT Trustees & Officers

                                                 Trustees & Officers (unaudited)

OFFICERS. Mr. John Calamos is president of the Trust. The preceding table gives more information about Mr. John Calamos. The following table sets forth as of October 31, 2006 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                           POSITION(S) HELD WITH TRUST AND                  PRINCIPAL OCCUPATION(S)
NAME AND AGE AT                 DATE FIRST ELECTED OR                         DURING PAST 5 YEARS
OCTOBER 31, 2006                 APPOINTED TO OFFICE                     AND OTHER DIRECTORSHIPS HELD
------------------------   -------------------------------   ----------------------------------------------------
Nimish S. Bhatt, 43        Treasurer (since 2004)            Senior Vice President and Director of Operations,
                                                             CAM, CHLLC, Calamos Advisors and CFS (since 2004);
                                                             Senior Vice President, Alternative Investments and
                                                             Tax Services, The BISYS Group, Inc., prior thereto

Nick P. Calamos, 45*       Vice President (since 2003)       Senior Executive Vice President and Co-Chief
                                                             Investment Officer, CAM, CHLLC, Calamos Advisors and
                                                             CFS

Patrick H. Dudasik, 51     Vice President (since 2003)       Executive Vice President, Chief Financial Officer
                                                             and Treasurer, CAM and CHLLC (since 2004), Calamos
                                                             Advisors and CFS (since 2001); Administrative
                                                             Officer, CAM and CHLLC (2004-2005), Calamos Advisors
                                                             and CFS (2001-2005)

James S. Hamman, Jr., 37   Secretary (since 2003)            Executive Vice President, Secretary and General
                                                             Counsel, CAM and CHLLC (since 2004), Calamos
                                                             Advisors and CFS (since 1998); Chief Compliance
                                                             Officer (2004-2005)

Mark Mickey, 55            Chief Compliance Officer          Chief Compliance Officer, Calamos Funds (since 2005)
                           (since 2005)                      and Chief Compliance Officer, Calamos Advisors
                                                             (2005-2006); Director of Risk Assessment and
                                                             Internal Audit, Calamos Advisors (2003-2005);
                                                             President, Mark Mickey Consulting (2002-2003);
                                                             Executive Vice President and Head of Compliance, ABN
                                                             AMRO, Inc., prior thereto

* Mr. Nick Calamos resigned from the board of trustees effective June 28, 2006.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 2020 Calamos Court, Naperville, IL 60563-2787

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.


                                            Convertible and High Income Fund
                                           Trustees & Officers ANNUAL REPORT  33

Other Information (unaudited)

CHANGE IN DATE OF 2007 SHAREHOLDER MEETING. The 2007 annual meeting of shareholders of the Fund is expected to be held on June 28, 2007, rather than in March, as it was held in 2006. Any shareholder wishing to submit a proposal for inclusion in the Fund's proxy materials for the 2007 annual meeting must do so not later than February 9, 2007. Any shareholder wishing to submit a proposal in the manner prescribed by Rule 14a-4(c)(1), and therefore outside of the process prescribed by Rule 14a-8, under the Securities Exchange Act of 1934, must submit written notice of such proposal to the Fund not later than April 23, 2007.


    Convertible and High Income Fund
34  ANNUAL REPORT Other Information

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
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

About Closed-End Funds

WHAT IS A CLOSED-END FUND?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund's Board of Directors.

ADVANTAGES OF CLOSED-END FUND INVESTING

- DEFINED ASSET POOL ALLOWS EFFICIENT PORTFOLIO MANAGEMENT--Although closed-end fund shares trade actively on a securities exchange, this doesn't affect the closed-end fund manager because there are no new investors buying into or selling out of the fund's portfolio.

- MORE FLEXIBILITY IN THE TIMING AND PRICE OF TRADES--Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

- LOWER EXPENSE RATIOS--The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

- CLOSED-END STRUCTURE MAKES SENSE FOR LESS-LIQUID ASSET CLASSES--A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

- ABILITY TO PUT LEVERAGE TO WORK--Closed-end funds may issue senior securities (such as preferred stock or debentures) or borrow money to "leverage" their investment positions.

-    NO MINIMUM INVESTMENT REQUIREMENTS

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND                              CLOSED-END FUND
-------------                              ---------------
Issues new shares on an ongoing basis      Issues a fixed number of shares

Issues one class of shares                 Can issue senior securities such as
                                           preferred stock and bonds

Sold at NAV plus any sales charge          Price determined by the marketplace

Sold through the fund's distributor        Traded in the secondary market

Fund redeems shares at NAV calculated at   Fund does not redeem shares
the close of business day


                                            Convertible and High Income Fund
                                        About Closed End Funds ANNUAL REPORT  37

Leverage

USING LEVERAGE TO ENHANCE TOTAL RETURN

Closed-end funds can use leverage which utilizes borrowed money to increase the return on invested capital. The Fund invests the borrowed assets into securities, which we believe will provide a greater total return to investors than the cost of the borrowing.

HIGHLIGHTS ON LEVERAGE

- Leveraging the portfolio allows the investment team to potentially enhance the in come and total returns of the Fund.

- In a rising-rate environment, the cost of leverage typically increases. To protect against increases, the investment team has locked in the cost of leverage for a longer term. In leveraged closed-end funds that invest in interest-rate sensitive securities (high-quality traditional fixed income), rising rates can negatively impact a fund in two ways increasing the cost of leverage and decreasing the value of securities.

- This portfolio does not have notable sensitivity to rising interest rates. Much of the cost of leverage has been locked in, and the portfolio seeks to invest in securities that should be more economically sensitive and less interest rate-sensitive.

MANAGING THE INTEREST RATE RISK OF LEVERAGE

In general, leverage can expose a closed-end fund to the risk of fluctuations in short-term interest rates. As we discussed in the Investment Team Interview, Calamos Investments has taken steps to mitigate some of this risk to our shareholders. Specifically, we hedged the Fund's preferred shares (used these shares as principal) to enter into interest rate swap agreements. In its simplest form, an interest rate swap involves two parties agreeing to exchange or "swap" one set of cash flows for another set. In essence, the agreement allows a party that desires to avoid a variable rate (Calamos) to pay a fixed rate to a party that desires variability.

THE DEALER MARKET FOR INTEREST RATE SWAPS

                                  (FLOW CHART)

Under these agreements, the Fund pays a potentially higher rate for borrowing initially, but that rate is fixed for a period of three to five years, thereby potentially reducing the interest costs that the Fund would otherwise pay over the period based on a floating or variable rate.


    Convertible and High Income Fund
38  ANNUAL REPORT Leverage

Level Rate Distribution Policy

USING A LEVEL RATE DISTRIBUTION POLICY TO PROMOTE DEPENDABLE INCOME AND TOTAL RETURN

The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for the Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. There is no guarantee that the Fund will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Fund are generally subject to Federal income taxes. For purposes of maintaining the level rate distribution policy, the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Fund.

Automatic Dividend Reinvestment Plan

MAXIMIZING INVESTMENT WITH AN AUTOMATIC DIVIDEND REINVESTMENT PLAN

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of the Fund, allowing you to increase your investment in the Fund.

BENEFITS

- COMPOUNDED GROWTH: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

- POTENTIAL FOR LOWER COMMISSION COSTS: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

- CONVENIENCE: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

For additional information about the Plan, please contact the Plan Agent, The Bank of New York, at 800.432.8224 or visit us on the web at www.calamos.com/chy.aspx. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We're pleased to provide our shareholders with the additional benefit of the Fund's Dividend Reinvestment Plan and hope that it may serve your financial plan.


                                            Convertible and High Income Fund
                       Level Rate Distribution Policy and Automatic Dividend
                                             Reinvestment Plan ANNUAL REPORT  39

The Calamos Investments Advantage

Calamos' history is one of performing well for our clients through nearly 30 years of advances and declines in the market. We use proprietary risk-management strategies designed to control volatility, maintaining a balance between risk and reward throughout a market cycle.

DISCIPLINED INVESTMENT PHILOSOPHY AND PROCESS

Calamos Investments has developed a proprietary research and monitoring process that goes far beyond traditional security analysis. This process applies to each of our investment strategies, with emphasis varying by strategy. When combined with the company-specific research and industry insights of our investment team, the result is nimble dynamic management of a portfolio that allows us to anticipate and adapt to changing market conditions. In each of our investment strategies, from the most conservative to the most aggressive, our goals include maximizing return while controlling risk, protecting principal during volatile markets, avoiding short-term market timing, and maintaining a vigilant long-term outlook.

COMPREHENSIVE RISK MANAGEMENT

Our approach to risk management includes continual monitoring, adherence to our discipline, and a focus on assuring a consistent risk profile during all phases of the market cycle. Incorporating qualitative and quantitative factors as well as a strong sell discipline, this risk-control policy seeks to help preserve investors' capital over the long term.

PROVEN MANAGEMENT TEAM

The Calamos family of mutual funds benefit from our team's decades of experience in the investment industry. We follow a one-team, one-process approach that leverages the expertise of more than 50 investment professionals, led by John P. Calamos, Sr. and Nick P. Calamos, whose investment industry experience dates back to 1970 and 1983, respectively. Through the collective industry experience and educational achievements of our research and portfolio staff, we can respond to the challenges of the market with innovative and timely ideas.

SOUND PROPRIETARY RESEARCH

Over the years, we have invested significant time and resources in developing and refining sophisticated analytical models that are the foundation of the firm's research capabilities, which we apply in conjunction with our assessment of broad themes. We believe evolving domestic policies, the growing global economy, and new technologies present long-term investment opportunities for those who can detect them.


    Convertible and High Income Fund
40  ANNUAL REPORT The Calamos Investments Advantage

Calamos Closed-End Funds

INTELLIGENT ASSET ALLOCATION IN FOUR DISTINCT CLOSED-END FUNDS

Depending on which Calamos closed-end fund you currently own, you may want to consider one or more of our other closed-end strategies to help further diversify your investment portfolio.

Seek the advice of your financial advisor, who can help you determine your financial goals, risk tolerance, time horizon and income needs. To learn more, you can also visit our website at www.calamos.com.

FUND ASSET ALLOCATION AS OF 10/31/06

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (CHI)

                                   (PIE CHART)

Short-Term Investments        1.3%
Common Stocks                 1.7%
Convertible Securities       42.2%
High Yield/Corporate Bonds   54.8%

FUND PROFILE

PROVIDING ENHANCED FIXED INCOME POTENTIAL

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND (CHY)

                                   (PIE CHART)

Short-Term Investments        2.0%
Convertible Securities       39.6%
High Yield/Corporate Bonds   58.4%

PROVIDING ENHANCED FIXED INCOME POTENTIAL

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ)

                                   (PIE CHART)

Short-Term Investments        0.6%
Common Stocks                44.5%
Convertible Securities       27.5%
High Yield/Corporate Bonds   27.4%

PROVIDING DEFENSIVE EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of equity, convertible and below investment-grade (high-yield) fixed-income securities.

CALAMOS GLOBAL TOTAL RETURN FUND (CGO)

                                   (PIE CHART)

Short-Term Investments        0.3%
Common Stocks                54.2%
Convertible Securities       17.2%
High Yield/Corporate Bonds   28.3%

PROVIDING DEFENSIVE GLOBAL EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of global equity, global convertible and below investment-grade (high-yield) fixed-income securities.


                                            Convertible and High Income Fund
                                      Calamos Closed-End Funds ANNUAL REPORT  41

                          (CALAMOS INVESTMENTS(R) LOGO)

Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787 |
800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12 month period ended June 30, 2006 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 or by visiting the SEC website at http://www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

On April 27, 2006, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2006 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHYANR 1791 2006

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has four audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers, David D. Tripple and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fee - $34,717 and $61,906 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $27,192 and $31,908 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $4,850 and $4,579 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

     There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $42,158 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-

(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $47,008 and $4,579 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $31,256 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak, David D. Tripple and Stephen B. Timbers.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of October 31, 2006, the registrant is lead by a team of investment professionals, including the following individuals who are responsible for the day-to-day management of the registrant's portfolio ("portfolio managers"):

                            POSITIONS HELD WITH THE
        NAME                      REGISTRANT             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
        ----             ----------------------------    ----------------------------------------------
*John P. Calamos, Sr.    Trustee and President (since    Chairman, CEO and Co-Chief Investment Officer,
                         2003)                           Calamos Asset Management, Inc. ("CAM"),
                                                         Calamos Holdings LLC ("CHLLC") and Calamos
                                                         Advisors LLC and its predecessor ("Calamos
                                                         Advisors"), and President and Co-Chief
                                                         Investment Officer, Calamos Financial Services
                                                         LLC and its predecessor ("CFS"); Director, CAM

**Nick P. Calamos        Vice President                  Senior Executive Vice President and Co-Chief
                         (since 2003)                    Investment Officer, CAM, CHLLC, Calamos
                                                         Advisors and CFS

* John P. Calamos, Sr. is an "interested person" of the registrant as defined in the Investment Company Act of 1940.

**   Nick Calamos resigned from the board of trustees effective June 28, 2006.

(a)(2) The portfolio managers also have responsibility for the day-to-day management of accounts other than the registrant. Information regarding these other accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31,
2006

                         Registered Investment          Other Pooled
                               Companies             Investment Vehicles          Other Accounts
                       -------------------------   ----------------------   -------------------------
                       Accounts       Assets       Accounts      Assets     Accounts       Assets
                       --------   --------------   --------   -----------   --------   --------------
John P. Calamos, Sr.      18      34,272,794,840       3      157,150,982    24,128    10,943,683,684
Nick P. Calamos           18      34,272,794,840       3      157,150,982    24,128    10,943,683,684

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2006

                       Registered Investment         Other Pooled
                              Companies          Investment Vehicles       Other Accounts
                       ----------------------   ---------------------   --------------------
                       Accounts      Assets     Accounts     Assets     Accounts     Assets
                       --------   -----------   --------   ----------   --------   ---------
John P. Calamos, Sr.       1      298,575,715       2      95,215,600       1      9,326,764
Nick P. Calamos            1      298,575,715       2      95,215,600       1      9,326,764

The registrant's portfolio managers are responsible for managing the registrant and other accounts, including separate accounts and unregistered funds.

Other than potential conflicts between investment strategies, the side-by-side management of both the registrant and other accounts may raise potential conflicts of interest due to the interest held by Calamos in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the registrant and another account and allocation of aggregated trades). Calamos has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos will only place cross-trades in securities held by the registrant in accordance with the rules promulgated under the Investment Company Act of 1940 and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.

(a)(3) The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary, a maximum discretionary target bonus and participation in various benefits programs. The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary. Portfolio performance, as measured by risk-adjusted portfolio performance over a rolling three-year period, is utilized to determine the discretionary target bonus. The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program.

(a)(4) As of October 31, 2006, the end of the registrant's most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the registrant is shown below:

  PORTFOLIO MANAGER       REGISTRANT
  -----------------    ---------------
John P. Calamos, Sr.   Over $1,000,000
Nick P. Calamos              None

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                         (C) TOTAL NUMBER OF
                                                          SHARES (OR UNITS)      (D) MAXIMUM NUMBER (OR
                            (A) TOTAL      (B) AVERAGE    PURCHASED AS PART     APPROXIMATE DOLLAR VALUE)
                            NUMBER OF       PRICE PAID       OF PUBLICLY        OF SHARES (OR UNITS) THAT
                           SHARES (OR       PER SHARE     ANNOUNCED PLANS OR   MAY YET BE PURCHASED UNDER
        PERIOD          UNITS) PURCHASED    (OR UNIT)          PROGRAMS           THE PLANS OR PROGRAMS
        ------          ----------------   -----------   -------------------   --------------------------
May 1 to May 31                N/A             N/A               N/A                       N/A
June 1 to June 30              N/A             N/A               N/A                       N/A

July 1 to July 31              N/A             N/A               N/A                       N/A
August 1 to August 31          N/A             N/A               N/A                       N/A
September 1 to
   September 30                N/A             N/A               N/A                       N/A
October 1 to
   October 31                  N/A             N/A               N/A                       N/A
Total                          N/A             N/A               N/A                       N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income
Fund


By: /s/ John P. Calamos, Sr.
    ----------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: December 26, 2006


By: /s/ Patrick H. Dudasik
    ----------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: December 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income
Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: December 26, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: December 26, 2006